Delaware
Investments(sm)
---------------
A member of Lincoln Financial Group(R)


                          DELAWARE TAX-FREE IOWA FUND
                         DELAWARE TAX-FREE KANSAS FUND
                      DELAWARE MONTANA MUNICIPAL BOND FUND
                       DELAWARE TAX-FREE NEW JERSEY FUND
                       DELAWARE TAX-FREE NEW MEXICO FUND
                      DELAWARE TAX-FREE NORTH DAKOTA FUND
                        DELAWARE TAX-FREE WISCONSIN FUND


Dear Shareholder:

  Enclosed is a Notice for a Special Joint Meeting of Shareholders (the "Meeting") for shareholders of Delaware Tax-Free Iowa Fund, Delaware Montana Municipal Bond Fund, and Delaware Tax-Free Wisconsin Fund (each of which is a series of Voyageur Mutual Funds), Delaware Tax-Free Kansas Fund and Delaware Tax-Free New Mexico Fund (each of which is a series of Voyageur Investment Trust), Delaware Tax-Free North Dakota Fund (a series of Voyageur Tax Free Funds), and Delaware Tax-Free New Jersey Fund (a series of Delaware Group State Tax-Free Income Trust) (each, individually, a "State Fund" and, collectively, the "State Funds"). The Meeting has been called for July 26, 2001 at 11:00 a.m. Eastern time at the Crowne Plaza Hotel, 1800 Market Street in Philadelphia, Pennsylvania. The accompanying Joint Proxy Statement/Prospectus describes a proposal being presented for your consideration and requests your prompt attention and vote by mail using the enclosed proxy card or by telephone or by the Internet.

                   Please take a moment to fill out, sign and
                        return the enclosed Proxy Card!

  This Meeting is critically important. You are being asked to consider and approve an Agreement and Plan of Reorganization that would result in your shares of your State Fund being exchanged for those of another fund in the Delaware Investments Family of Funds called Delaware Tax-Free USA Fund (the "USA Fund"), a series of Delaware Group Tax-Free Fund. If the shareholders of your State Fund approve the proposal, the USA Fund will acquire substantially all of the assets, subject to the liabilities, of your State Fund. You will receive shares of the USA Fund equal in value to and of the same class as your investment in shares of the State Fund. You will no longer be a shareholder of the State Fund and, instead, you will be a shareholder of the USA Fund.

  The transaction is being proposed because management believes that the USA Fund's investment strategy has a better opportunity for sustainable results than that of each State Fund. In addition, the demand for shares and, thus asset growth, for the State Funds has been low. The projected growth in assets of each of the State Funds may not be sufficient to continue to offer a fund with competitive performance and high quality service to shareholders over the long term. The combined Fund may also result in lower expenses, particularly as the USA Fund grows. The potential benefits of the Transaction are expected to outweigh the related loss of state and local tax benefits. The USA Fund has an investment objective and investment policies that are similar to those of the State Funds, as outlined in the Joint Proxy Statement/Prospectus. The USA Fund is managed by Delaware Management Company, which is also the current investment adviser of the State Funds.

  Please take the time to review this entire document and vote now! Whether or not you plan to attend the Meeting, please vote your shares by mail or by telephone or by the Internet. If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person.

  Thank you for your prompt attention and participation.

                                      Sincerely,

                                      /s/ Charles E. Haldeman, Jr.
                                      -----------------------------
                                      Charles E. Haldeman, Jr.
                                      Chairman


                                      /s/ David K. Downes
                                      -------------------------------------
                                      David K. Downes
                                      President and Chief Executive Officer

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Delaware
Investments(sm)
---------------
A member of Lincoln Financial Group(R)


                          DELAWARE TAX-FREE IOWA FUND
                      DELAWARE MONTANA MUNICIPAL BOND FUND
                        DELAWARE TAX-FREE WISCONSIN FUND
                    (each a series of Voyageur Mutual Funds)

                         DELAWARE TAX-FREE KANSAS FUND
                       DELAWARE TAX-FREE NEW MEXICO FUND
                  (each a series of Voyageur Investment Trust)

                      DELAWARE TAX-FREE NORTH DAKOTA FUND
                     (a series of Voyageur Tax Free Funds)

                       DELAWARE TAX-FREE NEW JERSEY FUND
            (a series of Delaware Group State Tax-Free Income Trust)

                              One Commerce Square
                             Philadelphia, PA 19103

                NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS
                          To be held on July 26, 2001


To the Shareholders:

  NOTICE IS HEREBY GIVEN that a Special Joint Meeting of Shareholders of Delaware Tax-Free Iowa Fund, Delaware Montana Municipal Bond Fund, Delaware Tax-Free Wisconsin Fund, Delaware Tax-Free Kansas Fund, Delaware Tax-Free New Mexico Fund, Delaware Tax-Free North Dakota Fund, and Delaware Tax-Free New Jersey Fund (each, a "State Fund") has been called by the Board of Trustees of each business trust of which the State Funds are a part (individually, a "Trust," and collectively, the "Trusts") and will be held at the Crowne Plaza Hotel, 1800 Market Street, Philadelphia, PA 19103, on July 26, 2001 at 11:00 a.m. Eastern time. The Special Joint Meeting is being called for the following reasons:

  1. For shareholders of each State Fund to vote on an Agreement and Plan of Reorganization between their Trust, on behalf of the State Fund, and Delaware Group Tax-Free Fund, on behalf of Delaware Tax-Free USA Fund (the "USA Fund"), that provides for: (i) the acquisition of substantially all of the assets, subject to the liabilities, of the State Fund in exchange for shares of the USA Fund; (ii) the pro rata distribution of shares of the USA Fund to the shareholders of the State Fund; and (iii) the liquidation and dissolution of the State Fund.

  2. To vote upon any other business as may properly come before the Special Joint Meeting or any adjournment thereof.

  The transaction contemplated by each Agreement and Plan of Reorganization is described in the attached Joint Proxy Statement/Prospectus. A copy of the form of the Agreement and Plan of Reorganization is attached as Exhibit A to the Joint Proxy Statement/Prospectus.

  Shareholders of record of each State Fund as of the close of business on May 30, 2001 are entitled to notice of, and to vote at, the Special Joint Meeting or any adjournment thereof. Whether or not you plan to attend the Special Joint Meeting, please vote your shares by returning the Proxy Card by mail in the enclosed postage-paid envelope, or by voting by telephone or the Internet. Your vote is important.

                                      By Order of the Boards of Trustees,

                                      /s/ Richelle S. Maestro
                                      -----------------------------------
                                      Richelle S. Maestro
                                      Secretary
June 8, 2001

To secure the largest possible representation and to save the expense of further mailings, please mark your Proxy Card, sign it, and return it in the enclosed envelope, which requires no postage if mailed in the United States. If you prefer, you may instead vote by telephone or the Internet. You may revoke your Proxy at any time at or before the Meeting or vote in person if you attend the Special Joint Meeting.

                        Joint Proxy Statement/Prospectus

                               TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Cover Pages ............................................................   Cover
Summary ................................................................     3
 What is the purpose of the proposal? ..................................     3
 How will the shareholder voting be handled? ...........................     3
 What are the general tax consequences of the Transaction? .............     3
Comparisons of Some Important Features .................................     4
 How do the investment objectives and policies of the Funds compare? ...     4
 What are the risks of an investment in the Funds? .....................     4
 Who manages the Funds? ................................................     4
 What are the fees and expenses of each Fund and what might they be
   after the Transaction? ..............................................     4
 Where can I find more financial information about the Funds? ..........     8
 What are other key features of the Funds? .............................     10
  Transfer Agency, Custody and Administrative Services .................     10
  Management and Administration Fees ...................................     10
  Distribution Services ................................................     10
  Rule 12b-1 Plans .....................................................     10
  Purchases, Exchanges and Redemptions .................................     10
  Dividends, Distributions and Taxes ...................................     11
Reasons for the Transaction ............................................     12
Information about The Transaction ......................................     12
 How will the Transaction be carried out? ..............................     12
 Who will pay the expenses of the Transaction? .........................     13
 What are the tax consequences of the Transaction? .....................     13
 What should I know about USA Fund Shares? .............................     13
 What are the capitalizations of the Funds and what might the
   capitalization be after theTransaction? .............................     13
Comparison of Investment Objectives and Policies .......................     17
 Are there any significant differences between the investment
   objectives and policies of the Funds? ...............................     17
 How do the types of securities the Funds buy and the investment
   policies of the Funds compare? ......................................     17
 How do the investment restrictions of the Funds differ? ...............     20
 What are the risk factors associated with investments in the Funds? ...     20
Voting Information .....................................................     21
 How many votes are necessary to approve the Agreement and Plan? .......     21
 How do I ensure my vote is accurately recorded? .......................     22
 Can I revoke my proxy? ................................................     22
 What other matters will be voted upon at the Meeting? .................     22
 Who is entitled to vote? ..............................................     22
 What other solicitations will be made? ................................     22
 Are there dissenters' rights? .........................................     22
Information about the USA Fund .........................................     23
Information about the State Funds ......................................     23
Information about Each Fund ............................................     23
Principal Holders of Shares ............................................     23

Delaware
Investments(sm)
---------------
A member of Lincoln Financial Group(R)


                        JOINT PROXY STATEMENT/PROSPECTUS
                               Dated May 31, 2001
                          Acquisition of the Assets of

                          DELAWARE TAX-FREE IOWA FUND,
                      DELAWARE MONTANA MUNICIPAL BOND FUND
                                      and
                        DELAWARE TAX-FREE WISCONSIN FUND
                                      and
                    (each a series of Voyageur Mutual Funds)

                         DELAWARE TAX-FREE KANSAS FUND
                                      and
                       DELAWARE TAX-FREE NEW MEXICO FUND
                  (each a series of Voyageur Investment Trust)

                      DELAWARE TAX-FREE NORTH DAKOTA FUND
                     (a series of Voyageur Tax Free Funds)

                       DELAWARE TAX-FREE NEW JERSEY FUND
            (a series of Delaware Group State Tax-Free Income Trust)

                        By and in exchange for shares of

                           DELAWARE TAX-FREE USA FUND
                   (a series of Delaware Group Tax-Free Fund)


  This Joint Proxy Statement/Prospectus solicits proxies to be voted at a Special Joint Meeting of Shareholders (the "Meeting") of Delaware Tax-Free Iowa Fund (the "Iowa Fund"), Delaware Montana Municipal Bond Fund (the "Montana Fund"), and Delaware Tax-Free Wisconsin Fund (the "Wisconsin Fund") (each a series of Voyageur Mutual Funds), Delaware Tax-Free Kansas Fund (the "Kansas Fund") and Delaware Tax-Free New Mexico Fund (the "New Mexico Fund") (each a series of Voyageur Investment Trust), Delaware Tax-Free North Dakota Fund (the "North Dakota Fund") (a series of Voyageur Tax Free Funds), and Delaware Tax-Free New Jersey Fund (the "New Jersey Fund") (a series of Delaware Group State Tax-Free Income Trust) (each, a "State Fund," and a series of a "Trust" and, collectively, the "State Funds," and series of the "Trusts"), to approve or disapprove a separate Agreement and Plan of Reorganization ("Plan") for each State Fund. The principal offices of the Trusts are located at One Commerce Square, 2005 Market Street, Philadelphia, PA 19103. If shareholders of a State Fund vote to approve the Plan, the net assets of that State Fund will be acquired by Delaware Tax-Free USA Fund (the "USA Fund"), a series of Delaware Group Tax-Free Fund (the "Surviving Trust"), in exchange for shares of the USA Fund ("USA Fund Shares").

  The Meeting will be held at the Crowne Plaza Hotel, 1800 Market Street, Philadelphia, PA 19103, on July 26, 2001 at 11:00 a.m. Eastern time. The Boards of Trustees of the Trusts, on behalf of the State Funds, are soliciting these proxies. This Joint Proxy Statement/Prospectus will first be sent to shareholders on or about June 8, 2001.

  If the shareholders of your State Fund vote to approve the Plan, you will receive USA Fund Shares equal in value to your investment in your State Fund. The State Fund will then be liquidated.

  The USA Fund's investment objective is to provide its investors with as high a level of income free from federal income taxes as is consistent with prudent investing, while seeking preservation of shareholders' capital. The investment objective of each State Fund is substantially similar to the USA Fund's goal, except that the State Funds also invest substantially all of their net assets in municipal securities that pay interest free from personal income taxes (and for the New Jersey Fund, certain local taxes), if any, of their individual states.

  This Joint Proxy Statement/Prospectus gives the information about USA Fund shares that you should know before investing. You should retain it for future reference. A Statement of Additional Information dated May 31, 2001 relating to this Joint Proxy Statement/Prospectus containing more information about the USA Fund, the State Funds and the proposed reorganization has been filed with the SEC and is incorporated herein by reference.

  The following documents are attached to and considered a part of this Joint Proxy Statement/Prospectus, and are intended to provide you with information about the USA Fund.

  o The Prospectus of the USA Fund, dated October 30, 2000 (the "USA Fund Prospectus").

  o The Annual Report to Shareholders of the USA Fund for the fiscal year ended August 31, 2000 (the "USA Fund Annual Report").

  The Joint Prospectus of each of the State Funds, except the New Jersey Fund, dated October 30, 2000 (the "Multiple State Funds Prospectus") and the Prospectus of the New Jersey Fund dated April 30, 2001 (the "New Jersey Fund Prospectus") are incorporated by reference into this Joint Proxy Statement/ Prospectus. You can request a free copy of the Statement of Additional Information or any of the documents described above by calling 1-800-523-1918, or by writing to the Surviving Trust or the Trusts at Delaware Investments,
Attention: Account Services, 1818 Market Street, Philadelphia, PA 19103-3682.

  Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

  Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks including the possible loss of principal.

                                    SUMMARY


  This is only a summary of certain information contained in this Joint Proxy Statement/Prospectus. You should read the more complete information in the rest of this Joint Proxy Statement/Prospectus, including the Plan (attached as Exhibit A), the USA Fund Prospectus (attached as Exhibit B), and the USA Fund Annual Report (attached as Exhibit C).

What is the purpose of the proposal?

  The Board of Trustees of each Trust has approved a Plan for each of its State Funds and recommends that shareholders of each State Fund vote to approve the Plan. If shareholders of a State Fund vote to approve the Plan, that State Fund's net assets will be transferred to the USA Fund in exchange for an equal value of USA Fund Shares. These USA Fund Shares will then be distributed pro rata to the State Fund's shareholders and that State Fund will then be liquidated and dissolved. This proposed transaction for each State Fund is referred to in this Joint Proxy Statement/Prospectus as the "Transaction."(1)

  This means that your shares of your State Fund will be exchanged for an equal value of USA Fund Shares. As a result, you will cease to be a shareholder of your State Fund and will become a shareholder of the USA Fund. This exchange will occur on a date agreed to between each Trust and the Surviving Trust (hereafter, the "Closing Date").

  Like each State Fund, the USA Fund is a mutual fund within the Delaware Investments Family of Funds that is managed by Delaware Management Company (the "Manager"). Its investment objective and policies are similar, but not identical, to those of each State Fund.

  For the reasons set forth below under "Reasons for the Transaction," the Board of Trustees of each Trust has concluded that the Transaction is in the best interests of the shareholders of each of its State Funds. Each Board of Trustees also concluded that no dilution in value would result to the shareholders of its State Funds or to the shareholders of the USA Fund, respectively, as a result of the Transaction.

                 The Boards of Trustees recommend that you vote
                              to approve the Plan.

How will the shareholder voting be handled?

  Shareholders of each of the State Funds will vote separately to determine whether their Fund will be reorganized into the USA Fund. Shareholders who own shares at the close of business on May 30, 2001 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the reorganization of any one of the State Funds into the USA Fund, a majority (as defined under federal law) of the outstanding voting shares of that State Fund must be voted in favor of the Plan.

  Please vote as soon as you receive this Joint Proxy Statement/Prospectus. You may place your vote by completing and signing the enclosed proxy card or by telephone or by the Internet. If you return your signed proxy card or vote by telephone or by Internet, your votes will be officially cast at the Meeting by the persons appointed as proxies. You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Joint Proxy Statement/Prospectus.

What are the general tax consequences of the Transaction?

  It is expected that shareholders of the State Funds will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for USA Fund Shares. You should, however, consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences only. For further information about the tax consequences of the Transaction, see "Information About the Transaction - What are the tax consequences of the Transaction?"

---------------
(1) Please note there is a separate Agreement and Plan for each State Fund, the terms of which are substantially similar. For clarity of presentation, this combined Joint Prospectus/Proxy Statement refers to each separate reorganization of a State Fund into the USA Fund as "the Transaction."

                     COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Funds compare?

  Each Fund seeks to provide its investors with as high a level of current interest income free from federal income taxes, as is consistent with preservation of shareholders' capital. The State Funds seek to provide interest income that is also free from the state personal income taxes for residents of a State Fund's state. Further, the New Jersey Fund seeks to provide income that is also free from certain local taxes. Thus, the principal difference between the Funds is that, unlike the State Funds, the USA Fund does not seek to provide income free from state or local income taxes of a particular state and does not concentrate its investments in the municipal securities of any individual state.

  All of the Funds try to achieve their objectives by investing their assets primarily in tax-free municipal securities. Consistent with their objectives, each Fund invests at least 80% of its net assets in municipal securities that pay interest free from federal income taxes and, with the exception of the Montana Fund, from the federal alternative minimum tax. The Montana Fund may invest without limit in municipal securities that are subject to the federal alternative minimum tax. In addition, the State Funds invest in securities that pay interest free from the income taxes of their individual states. These differences in the investment policies may result in different tax treatment for the distributions from the Funds.

  For further information about the investment objectives and policies of the Funds, see "Comparison of Investment Objectives and Policies."

What are the risks of an investment in the Funds?

  As with most investments, investments in the Funds involve risks. There can be no guarantee against losses resulting from an investment in any Fund, nor can there be any assurance that any Fund will achieve its investment objective. The risks associated with an investment in the Funds are substantially similar and include those risks associated with changes in interest rates, market conditions and the financial strengths of issuers. In general, however, an investment in the USA Fund may involve less risk than a similar investment in any of the State Funds because the USA Fund does not geographically focus its investments in the municipal securities of any state. All of the Funds, however, are non-diversified and share similar risks associated with non-diversified funds.

  For further information about the risks of investing in the Funds, see "Comparison of Investment Objectives and Policies."

Who manages the Funds?

  The management of the business and affairs of the Funds is the responsibility of the Board of Trustees of each of the Trusts. Each Board elects officers who are responsible for the day-to-day operations of the Funds.

  The Manager manages the assets of each of the Funds and makes each Fund's investment decisions. The Manager is a series of Delaware Management Business Trust, which is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. The Manager and its predecessors have been managing the assets of the funds in the Delaware Investments Family of Funds since 1938. On March 31, 2001, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers, Ltd., were managing in the aggregate more than $41 billion in assets.

  Patrick P. Coyne and Mitchell L. Conery have primary responsibility for making day-to-day investment decisions for the USA Fund. Mr. Coyne has been managing the USA Fund since July 1, 1994. A Vice President/Senior Portfolio Manager, Mr. Coyne graduated from Harvard University and obtained an MBA from the University of Pennsylvania's Wharton School. Mr. Coyne joined Delaware Investment's fixed-income department in 1990. Prior to joining Delaware Investments, he was a manager of Kidder, Peabody & Co., Inc.'s trading desk, and specialized in trading high grade municipal bonds and municipal futures contracts. Mr. Conery, also a Vice President and Senior Portfolio Manager, joined Delaware Investments in January 1997. Mr. Conery holds a bachelor's degree from Boston University and an MBA in Finance from the State University of New York at Albany. He has served as an investment officer with Travelers Insurance and as a research analyst with CS First Boston and MBNA Corporation.

What are the fees and expenses of each Fund?

  The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The sales charge structure for each Fund is identical, and except as noted, the operating expenses shown are based on expenses incurred during each Fund's most recent fiscal year.

  If each Fund's shareholders approve the Transaction, the resulting increase in assets of the USA Fund could result in a lower management fee due to a breakpoint and, potentially, other expense savings. In addition, the Manager has contracted to waive its fees and/or pay expenses of the USA Fund for the period from August 1, 2001 through August 31, 2002 to the extent necessary to limit the total operating expenses of the Fund to the levels shown below.

             FEES AND EXPENSES FOR THE STATE FUNDS AND THE USA FUND

                                 SALES CHARGES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Maximum Sales
                                                                             Maximum Sales                  Load on
Fund Names &                                                                    Load on       Maximum     Reinvested     Redemption
Classes of Shares                                                              Purchases        CDSC       Dividends        Fees
------------------------------------------------------------------------------------------------------------------------------------
USA Fund
   Class A                                                                       3.75%          None(1)      None           None
   Class B                                                                        None         4.00%(2)      None           None
   Class C                                                                        None         1.00%(3)      None           None

Iowa, Kansas, Montana,
New Jersey, New Mexico,
North Dakota, and Wisconsin Funds
   Class A                                                                       3.75%          None(1)      None           None
   Class B                                                                        None         4.00%(2)      None           None
   Class C                                                                        None         1.00%(3)      None           None

                               OPERATING EXPENSES

----------------------------------------------------------------------------------------------------------------------------------
                                                          Distribution and                Total Annual        Fee
Fund Names &                                Management        Service          Other     Fund Operating     Waivers        Net
Classes of Shares                              Fees         (12b-1) Fees     Expenses       Expenses       & Payments   Expenses
----------------------------------------------------------------------------------------------------------------------------------
USA Fund
   Class A                                     0.55%            0.20%(4)       0.22%          0.97%           None        0.97%
   Class B                                     0.55%            1.00%          0.22%          1.77%           None        1.77%
   Class C                                     0.55%            1.00%          0.22%          1.77%           None        1.77%

USA Fund
After Transaction
   Class A                                     0.55%            0.21%(4)       0.14%          0.90%         (0.04%)(5)    0.86%(6)
   Class B                                     0.55%            1.00%          0.14%          1.69%         (0.04%)(5)    1.65%(6)
   Class C                                     0.55%            1.00%          0.14%          1.69%         (0.04%)(5)    1.65%(6)

Iowa Fund
   Class A                                     0.55%            0.25%          0.36%          1.16%         (0.16%)(7)    1.00%
   Class B                                     0.55%            1.00%          0.36%          1.91%         (0.16%)(7)    1.75%
   Class C                                     0.55%            1.00%          0.36%          1.91%         (0.16%)(7)    1.75%

Kansas Fund
   Class A                                     0.55%            0.25%          0.46%          1.26%         (0.26%)(7)    1.00%
   Class B                                     0.55%            1.00%          0.46%          2.01%         (0.26%)(7)    1.75%
   Class C                                     0.55%            1.00%          0.46%          2.01%         (0.26%)(7)    1.75%

Montana Fund
   Class A                                     0.55%            0.25%          0.53%          1.33%         (0.58%)(8)    0.75%
   Class B                                     0.55%            1.00%          0.53%          2.08%         (0.58%)(8)    1.50%
   Class C                                     0.55%            1.00%          0.53%          2.08%         (0.58%)(8)    1.50%

New Mexico Fund
   Class A                                     0.55%            0.25%          0.19%          0.99%            (0%)(9)    0.99%
   Class B                                     0.55%            1.00%          0.19%          1.74%            (0%)(9)    1.74%
   Class C                                     0.55%            1.00%          0.19%          1.74%            (0%)(9)    1.74%

-----------------------------------------------------------------------------------------------------------------------------------
                                                             Distribution and                Total Annual        Fee
Fund Names &                                   Management        Service          Other     Fund Operating     Waivers        Net
Classes of Shares                                 Fees         Fees (12b-1)     Expenses       Expenses       & Payments   Expenses
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Fund
   Class A                                        0.55%            0.25%(10)      0.29%          1.09%        (0.59%)(11)    0.50%
   Class B                                        0.55%            1.00%          0.29%          1.84%        (0.59%)(11)    1.25%
   Class C                                        0.55%            1.00%          0.29%          1.84%        (0.59%)(11)    1.25%

North Dakota Fund
   Class A                                        0.55%            0.25%          0.24%          1.04%           None        1.04%
   Class B                                        0.55%            1.00%          0.24%          1.79%           None        1.79%
   Class C                                        0.55%            1.00%          0.24%          1.79%           None        1.79%

Wisconsin Fund
   Class A                                        0.55%            0.25%          0.35%          1.15%         (0.15%)(7)    1.00%
   Class B                                        0.55%            1.00%          0.35%          1.90%         (0.15%)(7)    1.75%
   Class C                                        0.55%            1.00%          0.35%          1.90%         (0.15%)(7)    1.75%

Examples:

  The following Examples are intended to help you compare the cost of investing in a State Fund, with the cost of investing in the USA Fund. The Example for each separate State Fund and USA Fund assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year.12 These are examples only, and do not represent future expenses, which may be greater or less than those shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         1 Year    3 Years    5 Years   10 Years(13)
------------------------------------------------------------------------------------------------------------------------------------
USA Fund After Transaction
   Class A                                                                                 $459       $647     $  851      $1,438
   Class B                                                                                 $168       $529     $  914      $1,784
   Class B (if redeemed)                                                                   $568       $828     $1,114      $1,784
   Class C                                                                                 $168       $529     $  914      $1,994
   Class C (if redeemed)                                                                   $268       $529     $  914      $1,994

Iowa Fund
   Class A                                                                                 $473       $714     $  975      $1,717
   Class B                                                                                 $178       $585     $1,017      $2,024
   Class B  (if redeemed)                                                                  $578       $885     $1,217      $2,024
   Class C                                                                                 $178       $585     $1,017      $2,220
   Class C (if redeemed)                                                                   $278       $585     $1,017      $2,220

Kansas Fund
   Class A                                                                                 $473       $735     $1,017      $1,819
   Class B                                                                                 $178       $605     $1,059      $2,123
   Class B (if redeemed)                                                                   $578       $905     $1,259      $2,123
   Class C                                                                                 $178       $605     $1,059      $2,317
   Class C (if redeemed)                                                                   $278       $605     $1,059      $2,317

New Jersey Fund
   Class A                                                                                 $424       $652     $  898      $1,603
   Class B                                                                                 $127       $521     $  941      $1,913
   Class B (if redeemed)                                                                   $527       $821     $1,141      $1,913
   Class C                                                                                 $127       $521     $  941      $2,110
   Class C (if redeemed)                                                                   $227       $521     $  941      $2,110


------------------------------------------------------------------------------------------------------------------------------------
                                                                                         1 Year    3 Years    5 Years   10 Years(13)
------------------------------------------------------------------------------------------------------------------------------------
New Mexico Fund
   Class A                                                                                 $472       $678     $  902      $1,543
   Class B                                                                                 $177       $548     $  944      $1,853
   Class B (if redeemed)                                                                   $577       $848     $1,144      $1,853
   Class C                                                                                 $177       $548     $  944      $2,052
   Class C (if redeemed)                                                                   $277       $548     $  944      $2,052

Montana Fund
   Class A                                                                                 $449       $726     $1,023      $1,868
   Class B                                                                                 $153       $596     $1,065      $2,171
   Class B (if redeemed)                                                                   $553       $896     $1,265      $2,171
   Class C                                                                                 $153       $596     $1,065      $2,364
   Class C (if redeemed)                                                                   $253       $596     $1,065      $2,364

North Dakota Fund
   Class A                                                                                 $477       $694     $  927      $1,598
   Class B                                                                                 $182       $563     $  970      $1,908
   Class B (if redeemed)                                                                   $582       $863     $1,170      $1,908
   Class C                                                                                 $182       $563     $  970      $2,105
   Class C (if redeemed)                                                                   $282       $563     $  970      $2,105

Wisconsin Fund
   Class A                                                                                 $473       $712     $  970      $1,707
   Class B                                                                                 $178       $582     $1,013      $2,014
   Class B (if redeemed)                                                                   $578       $882     $1,213      $2,014
   Class C                                                                                 $178       $582     $1,013      $2,210
   Class C (if redeemed)                                                                   $278       $582     $1,013      $2,210

---------------
(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in a Fund's prospectus if they are available.
(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The Board of Trustees adopted a formula for calculating 12b-1 Plan expenses for the USA Fund's Class A shares that went into effect on June 1, 1992. Under this formula, 12b-1 plan expenses will not be more than 0.30% nor less than 0.10%. If each State Fund approves the Transaction, the 12b-1 expenses are expected to increase to the level shown for USA Fund After Transaction.
(5) The Manager has contracted to waive fees and pay expenses of the Fund from August 2, 2001 through August 31, 2002 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.65% of average daily net assets.
(6) If shareholders of each State Fund approve the Transaction, the resulting level of assets of the USA Fund should reach a breakpoint and result in a lower management fee, which would reduce the Net Expenses of the USA Fund.
(7) The Manager has contracted to waive fees and pay expenses of the Fund through October 31, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets.
(8) The Manager has contracted to waive fees and pay expenses of the Fund through October 31, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.50% of average daily net assets.

(9) The Manager has contracted to waive fees and pay expenses of the Fund through October 31, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets. The actual expenses of the Fund, however, were less than the expense limit, so no fees were waived during the past fiscal period.
(10) The Board of Trustees for the Fund has set the 12b-1 Plan payments at 0.25%. Payments under the Plan may not exceed 0.30%.
(11) The Manager agreed to waive fees and pay expenses from January 22, 1998 through October 31, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.25% of average daily net assets.
(12) The Funds' actual returns may be greater or less than the hypothetical 5% return used. The examples reflect the net operating expenses with any expense limitations for one year, and the total operating expenses without waivers for years two through ten.
(13) The Class B examples reflect the conversion of Class B shares to Class A shares at the end of the eighth year. Information on the ninth and tenth year reflects expenses of the Class A shares.

Where can I find more financial information about the Funds?

  For the USA Fund, per share income information for the past fiscal year and the most recent six month semi-annual period is shown immediately below under the heading "Financial Highlights." Also, the USA Fund's Annual Report, which is attached, includes a discussion of that Fund's performance during the past fiscal year and shows per share information for each of the past five fiscal years.

  The Prospectuses, and the Annual and Semi-Annual Reports for the State Funds, contain further financial information about those Funds. These documents are available upon request (See "Information About the State Funds").

                                    USA Fund
                              Financial Highlights

  The Financial Highlights tables are intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. The information for the year-ended August 31, 2000 has been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, is included in the Fund's annual report, which is attached to and considered a part of this Joint Proxy Statement/Prospectus.


                                             Six Months Ended
                                             February 28, 2001      Year Ended
                                               (unaudited)(1)    August 31, 2000
                                             -----------------   ---------------
Class A

Net asset value, beginning of period             $ 10.830            $ 10.890

Income (loss) from investment
  operations:
   Net investment income                            0.293               0.587
   Net realized and unrealized gain
    (losses) on investments                         0.240              (0.060)
                                                 --------            --------
Total from investment operations                    0.533               0.527
                                                 --------            --------
Less dividends and distributions
   Dividends from net investment income            (0.293)             (0.587)
   Distributions from net realized gain
     on investments                                    --                  --
                                                 --------            --------
   Total dividends and distributions               (0.293)             (0.587)
                                                 --------            --------

Net asset value, end of period                   $ 11.070            $ 10.830
                                                 ========            ========

Total Return(2)                                      4.99%               5.11%

Ratios and supplemental data:
Net assets, end of period (000's)                $414,988            $421,136
   Ratio of expenses to average net
     assets                                          0.83%               0.97%
   Ratio of net investment income to
     average net assets                              5.42%               5.54%
Portfolio turnover rate                                92%                 76%

                                             Six Months Ended
                                             February 28, 2001      Year Ended
                                               (unaudited)(1)    August 31, 2000
                                             -----------------   ---------------
Class B

Net asset value, beginning of period              $10.830            $10.890

Income (loss) from investment
  operations:
   Net investment income                            0.250              0.502
   Net realized and unrealized gain
     (losses) on investments                        0.240             (0.060)
                                                  -------            -------
Total from investment operations                    0.490              0.442
                                                  -------            -------
Less dividends and distributions:
   Dividends from net investment income            (0.250)            (0.502)
   Distributions from net realized gain
     on investments                                    --                 --
                                                  -------            -------
   Total dividends and distributions               (0.250)            (0.502)
                                                  -------            -------

Net asset value, end of period                    $11.070            $10.830
                                                  =======            =======

Total Return(2)                                      4.58%              4.27%

Ratios and supplemental data:
Net assets, end of period (000's)                 $25,414            $26,059
   Ratio of expenses to average net assets           1.63%              1.77%
   Ratio of net investment income to
    average net assets                               4.62%              4.74%
Portfolio turnover rate                                92%                76%

Class C

Net asset value, beginning of period              $10.830            $10.890

Income (loss) from investment
  operations:
   Net investment income                            0.250              0.502
   Net realized and unrealized gain
     (losses) on investments                        0.240             (0.060)
                                                  -------            -------
Total from investment operations                    0.480              0.442
                                                  -------            -------
Less dividends and distributions:
   Dividends from net investment income            (0.250)            (0.502)
   Distributions from net realized gain
     on investments                                    --                 --
                                                  -------            -------
   Total dividends and distributions               (0.250)            (0.502)
                                                  -------            -------

Net asset value, end of period                    $11.070            $10.830
                                                  =======            =======

Total Return(2)                                      4.58%              4.27%

Ratios and supplemental data:
Net assets, end of period (000's)                 $ 1,586            $ 1,851
Expenses
   Ratio of average net assets                       1.63%              1.77%
   Ratio of net investment income to
     average net assets                              4.62%              4.74%
Portfolio turnover rate                                92%                76%

---------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

What are other key features of the Funds?

  Transfer Agency, Accounting, Custody and Administrative Services. Delaware Service Company, Inc. ("DSC"), an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund, and for other mutual funds in the Delaware Investments Family of Funds. DSC also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, DSC is paid fees by each Fund according to fee schedules that are the same for each Fund in the Delaware Investments Family of Funds. These fees are charged to each Fund, including the USA Fund and the State Funds, on a pro rata basis.

  Mellon Bank, N.A. is the custodian of the securities and other assets of the Iowa, Kansas, New Mexico, North Dakota, and Wisconsin Funds. The Chase Manhattan Bank is the custodian of the securities and other assets of the Montana, New Jersey and USA Funds. The main office of Mellon Bank, N.A. is One Mellon Center, Pittsburgh, Pennsylvania 15285. The main office of the Chase Manhattan Bank is 4 Chase Metrotech Center, Brooklyn, New York 11245.

  Management and Administration Fees. The Manager is the investment manager of all of the Funds. The Manager has entered into separate management agreements relating to each of the Funds that provide for reductions in fee rates as the assets of the Funds increase. Under each Fund's management agreement, the Fund pays the Manager a fee equal to the following amount: 0.55% on the first $500 million of average daily net assets; 0.50% on the next $500 million; 0.45% on the next $1.5 billion; 0.425% on the assets in excess of $2.5 billion. The Manager has also contracted to waive fees and/or pay expenses of the USA Fund from August 2, 2001 through August 31, 2002 in order to prevent total operating expenses (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and applicable 12b-1 fees) from exceeding 0.65% of average daily net assets. The actual management fee rates for the past fiscal year of each Fund are shown in the Fee Table included in the Summary section of this Joint Proxy Statement/Prospectus.

  Distribution Services. Pursuant to underwriting agreements relating to each of the Funds, Delaware Distributors, L.P. (the "Distributor") serves as the national distributor for the Funds. The Distributor pays the expenses of the promotion and distribution of each Funds' shares, except for payments by the Funds on behalf of Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. The Distributor is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. and an affiliate of the Manager.

  Rule 12b-1 Plans. Each Fund has adopted a separate distribution plan or "Rule 12b-1 Plan" for each of its Class A Shares, Class B Shares and Class C Shares (collectively, the "Rule 12b-1 Plans" and, each individually, a "Rule 12b-1 Plan"). Each Rule 12b-1 Plan permits the relevant Fund to pay out of the assets of the Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting shares of such classes. These expenses may include, among others, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. The Rule 12b-1 Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares. In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of the Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

  The maximum aggregate fee payable by the State Funds under their Rule 12b-1 Plans and a Fund's Distribution Agreement is, on an annual basis: up to 0.25% of average daily net assets of Class A Shares (except that the 12b-1 fees for New Jersey Fund's Class A shares may be up to 0.30%), and up to 1% (0.25% of which are service fees paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class B Shares' and Class C Shares' average daily net assets for the year. The maximum aggregate fee payable by the USA Fund under its Rule 12b-1 Plan and the Fund's Distribution Agreement is, on an annual basis: up to 0.30% of average daily net assets of Class A Shares, and, like the State Funds, up to 1% (0.25% of which are service fees paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class B Shares' and Class C Shares' average daily net assets for the year.

  The Boards of Trustees for each Trust and the Company may reduce these amounts at any time. All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares is borne by such persons without any reimbursement from such Classes. Subject to seeking best execution, each Fund may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Rule 12b-1 Plans.

  Purchase, Exchange and Redemption Procedures. Procedures for the purchase, exchange and redemption of each Fund's shares are identical. Reference is made to the Prospectus of each Fund for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of the Funds' shares, each of which is incorporated herein by reference thereto. Set forth below is a brief description of the basic purchase, exchange, and redemption procedures applicable to the shares of the Funds.

  Purchases of shares of the USA Fund and the State Funds may be made through authorized investment dealers or directly by contacting the Funds or the Distributor. The minimum initial investment is $1,000 for Class A, B and C Shares of each Fund. Subsequent purchases must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any fund in the Delaware Investments Family of Funds, the manager or the sub-adviser or any of their affiliates if the purchases are made pursuant to a payroll deduction account. Shares purchased pursuant to the Uniform Gifts to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner services are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected.

  Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. Purchase orders for more than the maximum amounts will be rejected, although an investor may exceed these limitations by making cumulative purchases over a period of time.

  Each Fund reserves the right to reject any order for the purchase of its shares if, in the opinion of management, such rejection is in such Fund's best interest. Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Each Fund also reserves the right, upon 60 days' written notice, to redeem accounts involuntarily that remain under the minimum initial purchase amount as a result of redemptions.

  Class A Shares of each Fund are purchased at the offering price, which reflects a maximum front-end sales charge of 3.75%; however, lower front-end sales charges apply for larger purchases. Absent a fee waiver, Class A Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment.

  Class B Shares of each Fund are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth years following purchase;
(iii) 2% if shares are deemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter, although the CDSC may be waived under certain circumstances. Absent any fee waivers, Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. Eight years after purchase, each Fund's Class B Shares are subject to automatic conversion to Class A.

  Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase, although the CDSC may be waived under certain circumstances. Absent any fee waivers, Class C Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment.

  Shares of any Fund will be redeemed at any time at the net asset value next determined on the business day when a redemption request is received. Requests for redemption of shares held in certificated form must be accompanied by the certificates. Any applicable contingent deferred sales charge will be deducted. Shares of a Fund may be exchanged for shares of the same class in another fund in the Delaware Investments Family of Funds without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. The sale of shares of a Fund, either through redemption or exchange, is a taxable event and may result in a capital gain or loss to shareholders. Shareholders of the State Funds will not be charged sales charges in connection with the Transaction and it is intended that the structure of the Transaction will not create a taxable event for shareholders.

  Dividends, Distributions and Taxes. For each Fund, dividends, if any, are paid on a monthly basis, while capital gains are distributed annually during the quarter following the close of the fiscal year. The amount of dividends will vary depending on changes in the Funds' net investment income. Each Fund automatically reinvests distributions in additional shares of that Fund unless you select a different option, such as to receive distributions in cash or to reinvest distributions in shares of another Fund in the Delaware Investments Family of Funds.

  Dividends paid by the Funds are generally expected to be exempt from federal income tax. If the distributions are made from interest income on municipal securities of a particular state, they will also generally be exempt from that state's personal income taxes. All or a portion of each Fund's dividends may be derived from income on "private activity" municipal bonds and may be a tax preference item subject to the federal alternative minimum tax.

  Distributions from a Fund's long-term capital gains are taxable as capital gain. Distributions from a Fund's short-term capital gains are generally taxable as ordinary income. Any capital gain may be taxable at different rates depending on the shareholder's holding period for the shares. In addition, you may be subject to state and local taxes on distributions. Each Fund notifies its shareholders annually of the amount and nature of all dividends and distributions received from the Fund in the prior year. For more information about the tax implications of investments in the Funds, see the current prospectus of each Fund under the heading "Dividends, distributions and taxes," as well as the current Statement of Additional Information of each Fund under the heading "Taxes."

                          REASONS FOR THE TRANSACTION

  The Board of Trustees of each Trust, on behalf of its State Fund, has recommended the Transaction for purposes of combining each State Fund with a larger fund that has similar investment objectives and policies, and a better opportunity for sustainable results. There has also been relatively low demand for the State Funds. A larger fund should be better able to obtain certain savings in costs due to economics of scale for the State Funds and their shareholders.

  The Plan was presented to each Board of Trustees at a meeting of the Boards. At the meeting, each Board questioned management about the potential benefits and costs to shareholders of the State Funds. In deciding whether to recommend approval of the Transaction to shareholders, each Board of Trustees considered, among other things: the expense ratio of the USA Fund and its State Fund and the impact of contractual fee waivers thereon; the potential benefits afforded by a larger fund through economies of scale (e.g. a fund with higher aggregate net assets may be able to reduce or eliminate certain duplicative costs and expenses); the comparative investment performance of the USA Fund and its State Fund; the compatibility of the investment objectives, policies, restrictions and investments of its State Fund with those of the USA Fund; the tax consequences of the Transaction; and the significant experience of the Manager. During the course of its deliberations, each Board of Trustees also considered the fact that the expenses of each Transaction will be shared one-quarter by the USA Fund, one-quarter by the State Fund and one-half by the Manager.

  The Boards of Trustees of each State Trust and the Surviving Trust concluded that the Transaction is in the best interests of the shareholders of its Fund and that no dilution of value would result to the shareholders from the Transaction. The Board of Trustees of each Trust then decided to approve the Plan and to recommend that shareholders of its Fund vote to approve the Transaction. As required by law, the Trustees approving each Plan included a majority of the Trustees who are not interested persons of the State Funds.

  For the reasons discussed above, the Board of Trustees of each Trust, on behalf of each State Fund, recommends that you vote FOR the Plan.

  If the shareholders of a State Fund do not approve the Plan, the Board of Trustees for that State Fund's Trust may consider other possible courses of action for that State Fund, including liquidation and dissolution.

                       INFORMATION ABOUT THE TRANSACTION

  This is only a summary of the Plan. You should read the actual Plan. It is attached as Exhibit A and incorporated herein by reference thereto.

How will the Transaction be carried out?

  If the shareholders of a State Fund approve the Plan, the Transaction will take place after various conditions are satisfied by that State Fund's Trust, on behalf of the State Fund, and by the Surviving Trust, on behalf of the USA Fund, including the delivery of certain documents. Each Trust and the Surviving Trust will agree on the Closing Date. If the shareholders of a State Fund do not approve the Plan, the Transaction will not take place for that State Fund.

  If the shareholders of a State Fund approve the Plan, that State Fund will deliver to the USA Fund substantially all of its assets, subject to its liabilities, on the Closing Date. In exchange, that State Fund's Trust, on behalf of the State Fund, will receive USA Fund Shares to be distributed pro rata by the State Fund to its shareholders in complete liquidation and dissolution of that State Fund. The value of the assets to be delivered to the USA Fund shall be the value of such net assets computed as of the close of business of the New York Stock Exchange, Inc. ("NYSE") (normally 4:00 p.m. Eastern time) on the last business day prior to the Closing Date.

  The stock transfer books of each State Fund will be permanently closed as of the close of business of the NYSE on the day before the Closing Date. A State Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the USA Fund.

  To the extent permitted by law, the Trust and the Surviving Trust may agree to amend the Plan without shareholder approval. They may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of a State Fund.

Who will pay the expenses of the Transaction?

  The expenses resulting from each separate State Fund's participation in the Transaction will be shared by the following parties in the percentages indicated: 25% by the State Fund, 25% by the USA Fund, 50% by the Manager.

What are the tax consequences of the Transaction?

  The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions made and representations to be received from each Trust, on behalf of its State Fund, and the Surviving Trust, on behalf of the USA Fund, it is expected that Stradley, Ronon, Stevens & Young, LLP will provide a legal opinion that, for federal income tax purposes, (i) shareholders of each State Fund will not recognize any gain or loss as a result of the exchange of their shares of the State Fund for shares of the USA Fund and (ii) the USA Fund and its shareholders will not recognize any gain or loss upon receipt of the State Fund's assets.

  You should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

What should I know about the USA Fund Shares?

  If the Transaction is approved, full and fractional shares of the USA Fund will be distributed to shareholders of each State Fund in accordance with the procedures described above. When issued, each share will be duly and validly issued and fully paid and nonassessable, fully transferable and will have full voting rights. The shares of the USA Fund will be recorded electronically in each shareholder's account. The USA Fund will then send a confirmation to each shareholder. As described in its prospectus, the USA Fund does not issue share certificates except for Class A shares and then only when requested. As of the Closing Date, any certificates representing shares of the State Funds will be cancelled.

  All shares have noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board of Trustees. If this happens, holders of the remaining shares voting will not be able to elect any trustees.

  Like the State Funds, the USA Fund does not routinely hold annual meetings of shareholders. Each Fund may hold special meetings for matters requiring shareholder approval. A meeting of any Fund's shareholders may also be called at any time by the Board of Trustees or by the chairperson of the Board or by the president.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

  The following table sets forth, as of May 30, 2001, the separate capitalizations of the USA and State Funds, and the estimated capitalization of the USA Fund as adjusted to give effect to the proposed Transaction. The final capitalization of the USA Fund is likely to be different when the Transaction is consummated because it is expected to reflect the addition of assets from all of the State Funds.

                               USA Fund-Iowa Fund

                                                                                         USA           Iowa            USA Fund
                                                                                         Fund          Fund       after Transaction
                                                                                     (unaudited)    (unaudited)      (estimated)
Net assets (millions)                                                                $     431.9    $     38.1       $     470.0
Total shares outstanding                                                              39,439,590     3,852,215        42,918,162

                                                                                       USA Fund      Iowa Fund         USA Fund
                                                                                       Class A        Class A     after Transaction
                                                                                     (unaudited)    (unaudited)      (estimated)
Net assets (millions)                                                                $     405.4    $     33.4       $     438.8
Total shares outstanding                                                              37,020,431     3,377,703        40,070,495
Net asset value per share                                                            $     10.95    $     9.89       $     10.95

                                                                                       USA Fund      Iowa Fund         USA Fund
                                                                                       Class B        Class B     after Transaction
                                                                                     (unaudited)    (unaudited)      (estimated)
Net assets (millions)                                                                $      24.7    $      3.5       $      28.2
Total shares outstanding                                                               2,255,840       351,082         2,572,906
Net asset value per share                                                            $     10.95    $     9.89       $     10.95

                                                                                       USA Fund      Iowa Fund         USA Fund
                                                                                       Class C        Class C     after Transaction
                                                                                     (unaudited)    (unaudited)      (unaudited)
Net assets (millions)                                                                $       1.8    $      1.2       $       3.0
Total shares outstanding                                                                 163,319       123,431           274,761
Net asset value per share                                                            $     10.95    $     9.89       $     10.95

                              USA Fund-Kansas Fund

                                                                                         USA          Kansas           USA Fund
                                                                                         Fund          Fund       after Transaction
                                                                                     (unaudited)    (unaudited)      (estimated)
Net assets (millions)                                                                $     431.9    $     13.6       $     445.6
Total shares outstanding                                                              39,439,590     1,276,267        40,686,813

                                                                                       USA Fund     Kansas Fund        USA Fund
                                                                                       Class A        Class A     after Transaction
                                                                                     (unaudited)    (unaudited)      (estimated)
Net assets (millions)                                                                $     405.4    $      8.9       $     414.4
Total shares outstanding                                                              37,020,431       836,405        37,837,347
Net asset value per share                                                            $     10.95    $    10.69       $     10.95

                                                                                       USA Fund     Kansas Fund        USA Fund
                                                                                       Class B        Class B     after Transaction
                                                                                     (unaudited)    (unaudited)      (estimated)
Net assets (millions)                                                                $      24.7    $      3.4       $      28.1
Total shares outstanding                                                               2,255,840       313,303         2,564,376
Net asset value per share                                                            $     10.95    $    10.71       $     10.95

                                                                                       USA Fund     Kansas Fund        USA Fund
                                                                                       Class C        Class C     after Transaction
                                                                                     (unaudited)    (unaudited)      (estimated)
Net assets (millions)                                                                $       1.8     $     1.3       $       3.1
Total shares outstanding                                                                 163,319       124,559           285,090
Net asset value per share                                                            $     10.95     $   10.70       $     10.95

                             USA Fund-Montana Fund

                                                                                         USA          Montana          USA Fund
                                                                                         Fund          Fund       after Transaction
                                                                                     (unaudited)    (unaudited)      (estimated)
Net assets (millions)                                                                $     431.9    $      4.4       $     436.3
Total shares outstanding                                                              39,439,590       769,010        39,842,212

                                                                                       USA Fund    Montana Fund        USA Fund
                                                                                       Class A        Class A     after Transaction
                                                                                     (unaudited)    (unaudited)      (estimated)
Net assets (millions)                                                                $     405.4    $      2.4       $    407.09
Total shares outstanding                                                              37,020,431       424,134        37,242,493
Net asset value per share                                                            $     10.95    $     5.73       $     10.95

                                                                                       USA Fund    Montana Fund        USA Fund
                                                                                       Class B        Class B     after Transaction
                                                                                     (unaudited)    (unaudited)      (estimated)
Net assets (millions)                                                                $      24.7    $      1.2       $      25.9
Total shares outstanding                                                               2,255,840       215,959         2,368,904
Net asset value per share                                                            $     10.95    $     5.73       $     10.95

                                                                                       USA Fund    Montana Fund        USA Fund
                                                                                       Class C        Class C     after Transaction
                                                                                     (unaudited)    (unaudited)      (estimated)
Net assets (millions)                                                                $       1.8    $      0.8       $       2.5
Total shares outstanding                                                                 163,319       128,417           230,814
Net asset value per share                                                            $     10.95    $     5.73       $     10.95

                            USA Fund-New Jersey Fund

                                                                                         USA         New Jersey        USA Fund
                                                                                         Fund           Fund      after Transaction
                                                                                     (unaudited)    (unaudited)      (estimated)
Net assets (millions)                                                                $     431.9    $      4.8       $     436.7
Total shares outstanding                                                              39,439,590       864,680        39,879,368

                                                                                      USA Fund   New Jersey Fund       USA Fund
                                                                                       Class A       Class A      after Transaction
                                                                                     (unaudited)   (unaudited)       (estimated)
Net assets (millions)                                                                $     405.4    $      2.1       $     407.5
Total shares outstanding                                                              37,020,431       380,731        37,214,082
Net asset value per share                                                            $     10.95    $     5.57       $     10.95

                                                                                      USA Fund   New Jersey Fund       USA Fund
                                                                                       Class B       Class B      after Transaction
                                                                                     (unaudited)   (unaudited)       (estimated)
Net assets (millions)                                                                $      24.7    $      2.4       $      27.1
Total shares outstanding                                                               2,255,840       422,128         2,470,523
Net asset value per share                                                            $     10.95    $     5.57       $     10.95

                                                                                      USA Fund   New Jersey Fund       USA Fund
                                                                                       Class C       Class C      after Transaction
                                                                                     (unaudited)   (unaudited)       (estimated)
Net assets (millions)                                                                $       1.8    $      0.3       $       2.1
Total shares outstanding                                                                 163,319        61,822           194,763
Net asset value per share                                                            $     10.95    $     5.57       $     10.95

                            USA Fund-New Mexico Fund

                                                                                        USA         New Mexico         USA Fund
                                                                                        Fund           Fund       after Transaction
                                                                                     (unaudited)    (unaudited)      (estimated)
Net assets (millions)                                                                $     431.9    $     24.0       $     455.9
Total shares outstanding                                                              39,439,590     2,238,834        41,628,021

                                                                                      USA Fund   New Mexico Fund       USA Fund
                                                                                       Class A       Class A      after Transaction
                                                                                     (unaudited)   (unaudited)       (estimated)
Net assets (millions)                                                                $     405.4    $     20.8       $     426.2
Total shares outstanding                                                              37,020,431     1,940,344        38,916,858
Net asset value per share                                                            $     10.95    $    10.70       $     10.95

                                                                                      USA Fund   New Mexico Fund       USA Fund
                                                                                       Class B       Class B      after Transaction
                                                                                     (unaudited)   (unaudited)       (estimated)
Net assets (millions)                                                                $      24.7    $      2.6       $      27.3
Total shares outstanding                                                               2,255,840       240,439         2,491,091
Net asset value per share                                                            $     10.95    $    10.71       $     10.95

                                                                                      USA Fund   New Mexico Fund       USA Fund
                                                                                      Class C        Class C      after Transaction
                                                                                     (unaudited)   (unaudited)       (estimated)
Net assets (millions)                                                                $       1.8    $      0.6       $       2.4
Total shares outstanding                                                                 163,319        58,050           220,071
Net asset value per share                                                            $     10.95    $    10.71       $     10.95

                           USA Fund-North Dakota Fund

                                                                                        USA       North Dakota         USA Fund
                                                                                        Fund          Fund        after Transaction
                                                                                     (unaudited)   (unaudited)       (estimated)
Net assets (millions)                                                                $     431.9    $     22.1       $     454.0
Total shares outstanding                                                              39,439,590     2,081,090        41,462,883

                                                                                      USA Fund  North Dakota Fund      USA Fund
                                                                                       Class A       Class A      after Transaction
                                                                                     (unaudited)   (unaudited)       (estimated)
Net assets (millions)                                                                $     405.4    $     20.8       $     426.2
Total shares outstanding                                                              37,020,431     1,951,211        38,917,449
Net asset value per share                                                            $     10.95    $    10.65       $     10.95

                                                                                      USA Fund  North Dakota Fund      USA Fund
                                                                                       Class B       Class B      after Transaction
                                                                                     (unaudited)   (unaudited)       (estimated)
Net assets (millions)                                                                $      24.7    $      1.0       $      25.7
Total shares outstanding                                                               2,255,840        98,115         2,351,244
Net asset value per share                                                            $     10.95    $    10.65       $     10.95

                                                                                      USA Fund  North Dakota Fund      USA Fund
                                                                                       Class C       Class C      after Transaction
                                                                                     (unaudited)   (unaudited)       (estimated)
Net assets (millions)                                                                $       1.8    $      0.3       $       2.1
Total shares outstanding                                                                 163,319        31,765           194,190
Net asset value per share                                                            $     10.95    $    10.64       $     10.95

                            USA Fund-Wisconsin Fund

                                                                                         USA         Wisconsin         USA Fund
                                                                                         Fund           Fund      after Transaction
                                                                                     (unaudited)    (unaudited)      (estimated)
Net assets (millions)                                                                $     431.9    $     34.1       $     466.0
Total shares outstanding                                                              39,439,590     3,542,244        42,555,677

                                                                                      USA Fund    Wisconsin Fund       USA Fund
                                                                                       Class A       Class A      after Transaction
                                                                                     (unaudited)   (unaudited)       (estimated)
Net assets (millions)                                                                $     405.4    $     29.1       $    434.50
Total shares outstanding                                                              37,020,431     3,018,804        39,675,706
Net asset value per share                                                            $     10.95    $     9.63       $     10.95

                                                                                      USA Fund    Wisconsin Fund       USA Fund
                                                                                       Class B       Class B      after Transaction
                                                                                     (unaudited)   (unaudited)       (estimated)
Net assets (millions)                                                                $      24.7    $      3.1       $      27.8
Total shares outstanding                                                               2,255,840       322,631         2,539,417
Net asset value per share                                                            $     10.95    $     9.62       $     10.95

                                                                                      USA Fund   Wisconsin Fund       USA Fund
                                                                                       Class C       Class C      after Transaction
                                                                                     (unaudited)   (unaudited)       (estimated)
Net assets (millions)                                                                $       1.8    $      1.9       $       3.7
Total shares outstanding                                                                 163,319       200,809           340,564
Net asset value per share                                                            $     10.95    $     9.66       $     10.95

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

  This section describes the key investment policies of the USA Fund and the State Funds, and certain noteworthy differences between the Funds. For a complete description of the USA Fund's investment policies and risks, you should read the USA Fund Prospectus, which is attached to this Joint Proxy Statement/Prospectus as Exhibit B.

Are there any significant differences between the investment objectives and policies of the Funds?

  The primary difference between the investment objectives and policies of the USA Fund and those of each State Fund is that the USA Fund, unlike the State Funds, does not seek to provide income that is free from state (as well as certain local taxes for the New Jersey Fund) income taxes of any particular state. Therefore, while the State Funds and the USA Fund all share the similar investment objective of providing investors with as high a level of current interest income exempt from federal income taxes, as is consistent with preservation of shareholders' capital, each State Fund also seeks to have that income be free from personal income taxes, if any, for resident shareholders of that Fund's state. In addition, the New Jersey Fund seeks to provide income exempt from certain local taxes. The State Funds seek to achieve their objectives by investing substantially all of their assets in municipal securities issued by their respective states or U.S. territories that pay interest that is exempt from their respective state's personal income taxes. Because the USA Fund does not manage its investments to provide income free from the state (or local) income taxes of any particular state, it does not geographically concentrate its investments in any one state.

  The Funds' investment objectives are non-fundamental. Policies or investment restrictions of a Fund that are non-fundamental may be changed by its Board of Trustees without shareholder approval. Although each Fund's objective is non-fundamental, should the Board approve a change in a Fund's objective, the Board of Trustees would notify shareholders before the change became effective. Conversely, policies or restrictions that are deemed fundamental may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented ("Majority Vote").

How do the types of securities the Funds buy and the investment policies of the Funds compare?

  The Funds invest primarily in municipal bonds and notes that pay interest that is exempt from federal income taxes and, in the case of each State Fund, that is exempt from its state's personal income taxes (and certain local taxes for the New Jersey Fund). Municipal securities are debt obligations issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, to raise money for various public and private projects. The issuer must repay the amount borrowed and a fixed or variable rate of interest. Municipal securities are generally free from federal income tax. Additionally, if a municipal security is issued by a state or one of its counties, municipalities, authorities, agencies, or other subdivisions, or by a U.S. territory, the interest income is free from state personal income taxes for residents of that state.

  In order to generate as much interest income as possible that is not subject to its state's personal income taxes, the State Funds invest primarily in municipal securities issued by their respective states and local governments. The USA Fund, like the State Funds, invests primarily in municipal securities issued by state and local governments, but, unlike the State Funds, it does so without focusing in any particular state or geographical area. Therefore, while the USA Fund may generate interest income that is free from personal income taxes of a particular state (or locality), it does not do so to the same extent as a State Fund that is focused on that same state. All of the Funds may invest in tax-exempt securities issued by the District of Columbia and U.S. territories and possessions.

  In addition to the tax-free attributes of the Funds' investments, the Funds also evaluate the quality and maturity of their investments as described below.

  Quality.The quality of a municipal bond generally refers to the creditworthiness of the issuer. All of the Funds primarily invest in investment grade municipal securities. Investment grade securities include those in one of the four highest rating levels as rated by an independent rating agency or unrated securities that the Manager believes are comparable in creditworthiness. Each Fund is also permitted to invest up to 20% of its net assets in high-yield, high risk municipal bonds (commonly known as "junk bonds") that are rated below the top four ratings.

  Maturity.A bond's maturity refers to the time when the issuer must repay the principal and interest. Generally, investments in bonds with shorter maturities are more conservative and will experience less volatility with the periodic rise and fall of interest rates than bonds with longer maturities. Investments in bonds with shorter maturities, however, may have lower rates of return than investments in bonds with longer maturities.

  None of the Funds are restricted according to the maturities of the securities in which they may invest. The Funds do, however, manage their investments, in part, according to maturity. The USA Fund will generally seek to have a dollar-weighted average maturity of 5 to 30 years. The State Funds, except for the New Jersey Fund, will generally seek to have an average weighted maturity of approximately 15 to 25 years. The New Jersey Fund has generally maintained a longer maturity in its efforts to provide a higher current yield.

  Municipal Securities. The Funds may invest in a variety of municipal securities, including general obligation and revenue bonds. General obligation bonds are municipal bonds that are secured by the issuer's pledge of its full faith, credit and taxing power. Revenue bonds are municipal bonds that are secured by the revenue from a particular facility, operating project, or special excise tax, but are not secured by the issuer's general taxing power. The Funds may invest without limit in those municipal securities that are rated in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality. Additionally, each Fund may invest without limitation in insured municipal bonds. Issuers of insured municipal securities obtain insurance, typically against credit risk, that requires the insurance company to pay principal and interest if the issuer defaults on the obligations. Insured municipal securities typically will not, however, be a significant portion of the investments of the USA Fund.

  Each Fund is also permitted to invest up to 20% of their net assets in high-yield municipal bonds, often referred to as "junk bonds." High-yield bonds are those that are rated below the top four ratings (usually BB or lower) and pay a higher rate of return to compensate for their higher risk. The State Funds are permitted to invest up to 20% of their net assets in these types of bonds, but only if the bonds have at least a B rating or are unrated but of comparable quality. The USA Fund may also invest up to 20% in these types of bonds, but may do so regardless of a bond's rating. All of the Funds, however, conduct a careful credit analysis before investing in any security.

  Municipal Lease Obligations. Each Fund may invest in municipal lease obligations. State and local governments use municipal lease obligations to finance the purchase of public property or facilities. Municipal lease obligations differ, however, from other municipal securities. The underlying leases contain a "non-appropriation" or "abatement" clause, allowing the issuer to terminate the lease. If the lease is cancelled, investors who own the municipal lease obligations may not be paid. For that reason, municipal lease obligations are subject to the Funds' investment restrictions on illiquid securities.

  Private Activity or Private Placement Bonds. Each Fund, with the exception of the Montana Fund, may invest up to 20% of its assets in private placement bonds. The Montana Fund may invest 100% of its assets in these types of bonds. Private activity or private placement bonds are municipal debt obligations the proceeds from which are used to finance certain non-governmental activities. The interest on these types of bonds is subject to the federal alternative minimum tax.

  Zero Coupon Bonds. Each Fund also may invest in zero coupon bonds, which are debt obligations that do not entitle the bondholder to periodic interest payments prior to maturity or another specified date. In some circumstances, these types of bonds may have tax consequences that could be adverse to a Fund.

  Inverse Floaters. All of the Funds may invest in inverse floaters, which are a type of derivative instrument whose interest rate is inversely related to some multiple of a specified market rate of interest. In the case of each State Fund, except the New Jersey Fund, the total value of its investment in derivative tax-exempt obligations, combined with investments in bonds rated below investment grade and any illiquid securities, may not exceed 20% of its assets. Similarly, the USA Fund may invest in inverse floaters if the combined investments in inverse floaters, futures contracts, options of futures contracts, and securities rated below investment grade do not exceed 20% of total net assets. The New Jersey Fund may invest up to 10% of its assets in inverse floaters.

  Variable and Floating Rate Securities. Each Fund may invest without limitation in variable and floating rate securities; however, the New Jersey Fund generally does not intend to invest more than 5% in these types of securities. These are securities that do not have fixed interest rates, but instead pay interest at rates that vary according to changes in specified benchmark market rates and may be adjusted at specific intervals.

  Advanced Refunded Bonds. Each Fund may invest without limitation in advanced refunded bonds. State and local municipalities use these transactions to fund local projects and to lock in a lower current rate of interest in anticipation of maturing higher-rate debt obligations.

  Restricted Securities. The USA Fund and New Jersey Fund may invest without limitation in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration.

  Illiquid Securities. The USA Fund may invest up to 10% of its net assets and the New Jersey Fund may invest up to 15% of its net assets in illiquid securities. The other State Funds may invest up to 15% of their net assets in illiquid securities, however, the total value of an investment in any illiquid securities combined with derivative tax-exempt obligations and bonds rated below investment grade may not exceed 20% of their respective assets. Illiquid securities do not have a ready market and cannot be sold within seven days at approximately the price that a Fund has valued them. Illiquid securities would include bonds that are not traded actively and would be difficult to sell at once without incurring large losses.

  Repurchase Agreements. The Funds may invest in repurchase agreements only if collateral is provided equal to 102% of the security's value plus any interest and is fully comprised of U.S. government securities. Additionally, the State Funds may not enter into repurchase agreements that represent more than 10% of the total assets of a Fund except when investing for defensive purposes during adverse market conditions. The USA Fund does not have a similar restriction. Repurchase agreements are transactions between a buyer (such as one of the Funds) and a seller of securities, in which the seller agrees to pay interest and buy back the securities within a specified time.

  Futures and Options. The State Funds may use futures and option contracts subject to certain limitations. The State Funds, with the exception of the New Jersey Fund, will not engage in call options where premiums paid aggregate more than 5% of the Fund's total assets. The New Jersey Fund will not use call options for speculative purposes and will limit premiums paid to no more than 2% of the New Jersey Fund's total assets.

  The USA Fund may use future contracts so long as the Fund's combined investments in future contracts, inverse floaters and securities rated below investment grade do not exceed 20% of total net assets. The USA Fund may not engage in option transactions other than on futures contracts.

  A futures contract is an agreement to buy a security at a specific price on a specific date. The buyer and seller are obligated to complete the transaction on the specified date, unless the contract is sold beforehand to a third party. An option contract does not obligate the buyer to actually purchase the security, but gives the buyer the option to complete the transaction. If the option is not exercised, certain deposits may be forfeited.

  Temporary Defensive Investments. When the Manager believes that unusual or adverse economic, market or other conditions exist, the Manager may invest any of the Fund's assets in a temporary defensive manner. The Funds have slightly different approaches to their temporary defensive investment strategies. Under these circumstances, the USA Fund may invest all of its assets in taxable instruments, including obligations of the U.S. government and its agencies, commercial paper, certificates of deposit of domestic banks and other debt instruments. The New Jersey Fund may invest in taxable instruments for temporary defensive purposes. The other State Funds may invest in short-term tax-exempt obligations and also hold their assets in securities of tax-exempt money market mutual funds or in cash. When investing in this manner, the Funds may be unable to achieve their investment objectives.

  Diversification. All of the Funds are non-diversified funds, as that term is defined under the 1940 Act. A non-diversified investment company may invest a greater portion of its assets in the securities of a single issuer than a diversified fund. Although the Funds are non-diversified under the federal securities laws, each Fund intends to meet the diversification requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code. Under these tax laws, the Funds have the flexibility to invest as much as 50% of their assets in as few as two issuers, provided that no single issuer accounts for more than 25% of a Fund's portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of a Fund's assets is invested in the securities of a single issuer. Economic, business, political or other changes can affect all securities of a similar type. Non-diversified funds, such as the USA Fund and State Funds, may be more sensitive to these changes.

How do the investment restrictions of the Funds differ?

  The Funds have adopted substantially similar fundamental investment restrictions, which may not be changed without the approval of a Majority Vote of their shareholders. The one main difference between the investment restrictions of the State Funds and the USA Fund is their policies on concentration. Each Fund has adopted a policy that generally allows it to invest more than 25% of its assets in particular segments of the bond market; however, these investments are subject to certain limitations that vary among the Funds.

  The State Funds, with the exception of the New Jersey Fund, may invest more than 25% of their assets in housing, health care, and utility obligations, as well as industrial development bonds. In addition, the Montana Fund may also invest more than 25% in transportation, education or industrial obligations.

  The USA Fund and the New Jersey Fund may invest more than 25% of its total assets in municipal obligations relating to similar types of projects or similar economic, political, or business characteristics. In addition to municipal obligations, the USA Fund and the New Jersey Fund may invest more than 25% of its total assets in industrial development bonds and pollution control bonds, which may be backed only by the assets and revenues of a non-governmental issuer.

What are the risk factors associated with investments in the Funds?

  Like all investments, an investment in the Funds involves risk. There is no assurance that a Fund will meet its investment objective. The achievement of a Fund's objective depends upon market conditions generally, and on the investment manager's analytical and portfolio management skills. As with most investments in mutual funds, the best results are generally achieved when an investment in a Fund is held for a number of years.

  The risks of investing in the Funds are basically the same as those of other investments in municipal securities of similar quality. Investments in each Fund are subject to several risks, which are explained below.

  Interest Rate Risk. Interest rate risk is the most significant type of risk for these Funds. Interest rate risk is the risk that securities, and in particular bonds with longer maturities, will decrease in value if interest rates rise. These changes can be unpredictable, and as such, the Funds will generally not try to increase return by aggressively capitalizing on interest rate changes. The Funds seek to manage this risk by adjusting the average maturity of the Funds' portfolio assets.

  Income Risk. Income risk is the risk that a Fund's income will decrease due to falling interest rates. Since a Fund can only distribute what it earns, a Fund's distributions to its shareholders may decline when interest rates fall.

  Market Risk. Market risk is the risk that a majority of securities in a certain market-such as stocks or bonds-will decline in value because of economic conditions, future expectations, or investor confidence. This risk may cause the price fluctuation of a security because of the changes in general economic and interest rate conditions that affect the market as a whole. Additionally, all of the Funds may engage in transactions where payment occurs before the actual delivery of the security. Since the market price of the security may fluctuate during the time after payment but prior to delivery, the Funds assume the risk that the value of the security at delivery may be less than the purchase price.

  Credit Risk. Credit risk is the possibility that an issuer of a security will be unable to make interest payments and to pay the principal of a security upon maturity. A change in the credit risk associated with a security may cause a corresponding change in the security's price and the Fund's net asset value. Because the Funds may invest more than 25% of their assets in selected issuers, the Funds may be exposed to greater credit risk as compared to other funds that do not concentrate their investments. The Funds attempt to mitigate this risk by conducting a careful credit analysis of individual bond issuers and by limiting their investments in bonds that are rated below investment grade.

  Call Risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, a Fund may have to replace it with a lower-yielding security, thus temporarily reducing the value of the Fund's portfolio. The Managers of the Funds take this type of risk into consideration, and when appropriate, attempt to invest in bonds that protect investors against early prepayment.

  Liquidity Risk. Liquidity risk is the possibility that the Funds' portfolio assets cannot be readily sold, within seven days, at the approximate price that the Fund had valued the security. To the extent the State Funds exercise their ability to invest a slightly greater percentage of their assets in illiquid securities than the USA Fund, they are exposed to greater liquidity risk.

  Industry Concentration Risk. The value of securities in a particular industry will decline because of changing expectations for the performance of that industry. The Funds' policies allow for the Funds to invest more than 25% of their assets in various industries and segments of the bond markets. This may expose a Fund to greater industry risk.

  Geographic Concentration Risk. Largely because of tax considerations, each State Fund primarily invests in municipal securities of its respective state. For that reason, events in its state are likely to affect that State Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the ratings assigned to municipal issuers. Because the USA Fund does not focus its investments in the municipal securities of any one state, investments in the USA Fund are subject to these risks to a lesser extent.

  The Funds may also invest a portion of their assets in municipal securities issued by U.S. territories such as Guam, Puerto Rico or the Mariana Islands. As with state municipal securities, events in any of these territories may affect the Funds' investments and their performance.

  More specific information on the economy and financial strength of Iowa, Kansas, Montana, New Mexico, North Dakota, and Wisconsin and of the U.S. territories in which all of the Funds may invest is discussed under the heading, "Special Factors Affecting the Funds" in the current Statement of Additional Information for all of the State Funds, except the New Jersey Fund. More specific information on the economy and financial strength of New Jersey is discussed under the heading "Investing in New Jersey Tax-Exempt Obligations" in the current New Jersey Fund Statement of Additional Information.

  Diversification. Because each Fund is non-diversified, each Fund may be more susceptible than a fully diversified fund to adverse economic, political, business or regulatory developments affecting a single issuer, industry, or economic sector. This, in turn, can affect the Fund's net asset value.

                               VOTING INFORMATION

How many votes are necessary to approve the Plan?

  Provided that a quorum is present, the approval of the Plan for each State Fund requires the affirmative vote of the lesser of (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at the Meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share, of a State Fund held on the Record Date. If sufficient votes to approve the proposal for a State Fund are not received by the date of the Meeting, the Meeting may be adjourned with respect to that State Fund to permit further solicitations of proxies. The holders of a majority of shares of a State Fund entitled to vote at the Meeting and present in person or by proxy (whether or not sufficient to constitute quorum) may adjourn the Meeting with respect to that State Fund. The meeting may also be adjourned by the chairperson of the meeting.

  Abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, but will not be treated as votes cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved.

How do I ensure my vote is accurately recorded?

  You may attend the Meeting and vote in person. You may also vote by completing and signing the attached proxy card and mailing it in the enclosed postage paid envelope. A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. You may also call toll-free to vote by telephone, or you may vote using the Internet. The insert accompanying this Joint Proxy Statement/ Prospectus describes how to vote using these methods.

Can I revoke my proxy?

  You may revoke your proxy at any time before it is voted by sending a written notice to the Trust expressly revoking your proxy, by signing and forwarding to the Trust a later-dated proxy, or by attending the Meeting and voting in person.

What other matters will be voted upon at the Meeting?

  The Board of Trustees of each Trust does not intend to bring any matters before the Meeting other than that described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

  Only shareholders of record of each State Fund at the close of business on May 30, 2001 (the "Record Date") will be entitled to vote at the Meeting. As of the Record Date, each of the State Funds had the number of shares issued and outstanding listed below:


                 Fund Name                                               Total Shares Outstanding
                 ---------                                               ------------------------
                 Iowa Fund                                                    3,853,225.227
                 Kansas Fund                                                  1,273,361.012
                 Montana Fund                                                   769,010.461
                 New Jersey Fund                                                864,680.155
                 New Mexico Fund                                              2,238,833.964
                 North Dakota Fund                                            2,081,234.150
                 Wisconsin Fund                                               3,539,855.595


What other solicitations will be made?

  Each State Fund will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial owners of the shares of record. The State Funds may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of the each Trust, without extra pay, may conduct additional solicitations by telephone, telegraph and personal interviews. The Trusts may engage a proxy solicitation firm to solicit proxies from brokers, banks, other institutional holders and individual shareholders. The costs of any such additional solicitation and of any adjourned session will be $4,500. The costs of any such additional solicitation and of any adjourned session will be shared by the following parties in the percentages indicated: 25% by the State Fund, 25% by the USA Fund, and 50% by the Manager.

Are there dissenters' rights?

  Shareholders of the State Funds will not be entitled to any "dissenters' rights" since each proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at Net Asset Value until the Closing Date. After the Closing Date, you may redeem your USA Fund shares or exchange them into shares of certain other funds in the Delaware Investments Family of Funds, subject to the terms of the prospectus of the fund whose shares are being acquired.

                         INFORMATION ABOUT THE USA FUND


  Information about the USA Fund is included in the USA Fund Prospectus, which is attached to and considered a part of this Joint Proxy Statement/Prospectus. Additional information about the USA Fund is included in it's Statement of Additional Information dated October 30, 2000 and the Statement of Additional Information dated May 31, 2001 (relating to this Joint Prospectus/Proxy Statement), each of which is incorporated by reference herein. You may request free copies of the Statements of Additional Information, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the USA Fund at Delaware Investments, Attention: Account Services, 1818 Market Street, Philadelphia, PA 19103-3682.

  This Joint Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the USA Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the USA Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

                       INFORMATION ABOUT THE STATE FUNDS

  Information about each State Fund is included in each State Fund's current Prospectus, Annual Report to Shareholders, Statement of Additional Information, and the Statement of Additional Information dated May 31, 2001 (relating to this Joint Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of these documents, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the State Funds at Delaware Investments, Attention: Account Services, 1818 Market Street, Philadelphia, PA 19103-3682.

                          INFORMATION ABOUT EACH FUND


  The Funds file proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 Act and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, Room 1200, 450 Fifth Street, N.W., Washington, D.C. 20549. Also, copies of such materials can be obtained from the Public Reference Branch, 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates or from the SEC's Internet site, http:\\www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

                          PRINCIPAL HOLDERS OF SHARES

  On the Record Date, the officers and Trustees of each Trust, as a group, owned less than 1% of the outstanding voting shares of each class of each State Fund.

  To the best knowledge of the State Funds, as of the Record Date, no person, except as set forth in the table below, owned of record 5% or more of the outstanding shares of any class of any State Fund. The State Funds have no knowledge of beneficial ownership.

  On the Record Date, the officers and trustees of the Company, as a group, owned less than 1% of the outstanding voting shares of each class of the USA Fund.

  To the best knowledge of the USA Fund, as of the Record Date, no person, except as set forth in the table below, owned of record 5% or more of the outstanding voting shares of each class of the USA Fund. The USA Fund has no knowledge of beneficial ownership.


------------------------------------------------------------------------------------------------------------------------------------
Fund/Class                                                           Name and Address of Account          Share Amount   Percentage
------------------------------------------------------------------------------------------------------------------------------------

Delaware Tax-Free Iowa Fund                                    c/o Earl Van Zante                            32,496          9.26%
Class B Shares                                                 Edith Roorda
                                                               2220 Adams Avenue
                                                               Pella, IA 50219

                                                               Merrill Lynch, Pierce, Fenner & Smith         32,226          9.18%
                                                               For the Sole Benefit of its Customers
                                                               SEC #97GC3
                                                               Attn: Fund Administration
                                                               4800 Deer Lake Drive East, Second Floor
                                                               Jacksonville, FL 32246

                                                               Garry L. Waline                               23,481          6.69%
                                                               Kathleen A. Waline JTTEN
                                                               301 C Street, Apt. 2
                                                               Toledo, IA 52342

Delaware Tax-Free Iowa Fund                                    Donald R. Kurtz                               15,497         12.56%
Class C Shares                                                 Mildred Kurtz JT TEN
                                                               1010 Plane Street
                                                               Burlington, IA 52601

                                                               David W. Oberbroeckling and                   14,563         11.80%
                                                               Julia A. Oberbroeckling JT WROS
                                                               3702 Wisconsin Avenue
                                                               Davenport, IA 52806

                                                               Jan V. Lukes & Ronald R. Lukes                10,000          8.10%
                                                               JT WROS
                                                               19398 Quince Ave
                                                               Mason City, IA 50401

                                                               Mary M. Phillips                               7,870          6.38%
                                                               1001 Gary Avenue
                                                               Spirit Lake, IA 51360

                                                               Lloyd E. Arnold &                              7,242          5.87%
                                                               Peggy Arnold JTWROS
                                                               16723 State Orchard Road
                                                               Council Blfs, IA 51503

Delaware Tax-Free Kansas Fund                                  Alena M. Hess, Trustee                        72,903          8.75%
Class A Shares                                                 Alena M. Hess Trust
                                                               P.O. Box 53
                                                               Louisburg, KS 66053

------------------------------------------------------------------------------------------------------------------------------------
Fund/Class                                                           Name and Address of Account          Share Amount   Percentage
------------------------------------------------------------------------------------------------------------------------------------
                                                               Merrill Lynch, Pierce, Fenner & Smith         50,677          6.08%
                                                               For the Sole Benefit of Its Customers
                                                               Attn: Fund Administration
                                                               4800 Deer Lake Drive East, Second Floor
                                                               Jacksonville, FL 32246

Delaware Tax-Free Kansas Fund                                  Merrill Lynch, Pierce, Fenner & Smith         22,729          7.20%
Class B Shares                                                 For the sole Benefit of its Customers
                                                               Attn: Fund Administration
                                                               4800 Deer Lake Drive East, Second Floor
                                                               Jacksonville, FL 32246

Delaware Tax-Free Kansas Fund                                  Lysle T. Christianson TTEE                    63,929         51.32%
Class C Shares                                                 Lysle T. Christianson Rev. Trust
                                                               U/A dtd 2/13/01
                                                               10550 E. 21st St
                                                               Apt. 102
                                                               Wichita, KS 67203

                                                               Ann Smisor Smith TTEE                         18,138         14.56%
                                                               Anna Smisor Smith Living Trust U/A
                                                               dtd 5-18-87
                                                               204 Washington Avenue
                                                               Sterling, KS 67579

                                                               Merrill Lynch, Pierce, Fenner & Smith         14,616         11.73%
                                                               For the sole Benefit of its Customers
                                                               Attn: Fund Administration
                                                               4800 Deer Lake Drive East, Second Floor
                                                               Jacksonville, FL 32246

                                                               NFSC FEBO #CFE-565474                          7,687          6.17%
                                                               Nancy J. Reitz Trustee
                                                               Nancy J. Reitz Revocable Trust
                                                               U/A 12/13/99
                                                               P.O. Box 615
                                                               Eudora, KS 66025

Delaware Montana                                               Lincoln National Life Insurance Co.          194,911         45.96%
Municipal Bond Fund                                            1300 S. Clinton Street
Class A Shares                                                 Fort Wayne, IN 46802

                                                               Ralph K. Parker, Trustee                      48,035         11.33%
                                                               Martha D. Parker, Trustee
                                                               Ralph & Martha Parker Trust
                                                               DTD 3-20-87
                                                               Box 7145
                                                               Kalispell, MT 59904

------------------------------------------------------------------------------------------------------------------------------------
Fund/Class                                                            Name and Address of Account         Share Amount   Percentage
------------------------------------------------------------------------------------------------------------------------------------
                                                                 MLPF&S                                      31,006         7.31%
                                                                 For the Sole Benefit of Its Customers
                                                                 Attn: Fund Administration
                                                                 SEC #9EJM4
                                                                 4800 Deer Lake Drive E, Second Floor
                                                                 Jacksonville, FL 32246-6484

                                                                 Margaret R. Murdock                         22,636         5.34%
                                                                 Trust Margaret R. Murdock Revocable
                                                                 Living Trust U/A DTD 8-25-88
                                                                 185 Reservoir Road
                                                                 Whitefish, MT 59937

                                                                 Joan McMaster                               21,338          5.03%
                                                                 Tod William N. Warner, ETAL
                                                                 585 Warner Lane
                                                                 Belgrade, MT 59714

Delaware Montana                                                 Anne C. Weigand                             84,580         39.16%
Municipal Bond Fund                                              111 2nd Street S, Apt. 223
Class B Shares                                                   Shelby, MT 59474

                                                                 MLPF&S                                      61,140         28.31%
                                                                 For the Sole Benefit of Its Customers
                                                                 Attn: Fund Administration
                                                                 SEC #9EJM5
                                                                 4800 Deer Lake Drive E, Second Floor
                                                                 Jacksonville, FL 32246-6484

                                                                 Wilda R. Malone                             12,940          5.99%
                                                                 1265 Dublin Gulch Road
                                                                 St. Ignatius, MT 59865

Delaware Montana                                                 MLPF&S                                      92,912         72.07%
Municipal Bond Fund                                              For the Sole Benefit of Its Customers
Class C Shares                                                   Attn: Fund Administration
                                                                 SEC #9EJM6
                                                                 4800 Deer Lake Drive E, Second Floor
                                                                 Jacksonville, FL 32246-6484

                                                                 Gordon Browder & Alice J. Browder           14,734         11.43%
                                                                 Jt Ten
                                                                 Apt. #200
                                                                 2815 Old Fort Road
                                                                 Missoula, MT 59804

                                                                 Donaldson Lufkin Jenrette                    7,119          5.52%
                                                                 Securities Corporation, Inc.
                                                                 P.O. Box 2052
                                                                 Jersey City, NJ 07303

------------------------------------------------------------------------------------------------------------------------------------
Fund/Class                                                           Name and Address of Account          Share Amount   Percentage
------------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free                                              Lincoln National Life Insurance Co.          216,934        56.98%
New Jersey Fund                                                c/o Lincoln Investment Management, Inc.
Class A Shares                                                 Attn: Carol A. Schmidt
                                                               200 East Berry Street
                                                               Fort Wayne, IN 46802

                                                               Merrill Lynch, Pierce, Fenner & Smith         22,316         5.86%
                                                               For the Sole Benefit of its Customers
                                                               Attn: Fund Administration
                                                               4800 Dear Lake Drive East, 2nd Floor
                                                               Jacksonville, FL 32246

Delaware Tax-Free                                              First Clearing Corporation                    49,072        11.63%
New Jersey Fund                                                Theodore W. Gruber, Jr.
Class B Shares                                                 P.O. Box 615
                                                               Elmer, NJ

                                                               AG Edwards FBO                                34,915         8.27%
                                                               John Schley
                                                               Custody Account
                                                               P.O. Box 181
                                                               Whitehouse, NJ 08888

                                                               Merrill Lynch, Pierce, Fenner & Smith         34,587         8.19%
                                                               For the Sole Benefit of its Customers
                                                               Attn: Fund Administration
                                                               4800 Dear Lake Drive East, 2nd Floor
                                                               Jacksonville, FL 32246

                                                               Donaldson Lufkin Jenrette                     28,429         6.73%
                                                               Securities Corporation, Inc.
                                                               P.O. Box 2052
                                                               Jersey City, NJ 07303

                                                               Paine Webber FBO                              28,320         6.71%
                                                               John A. Lanckowski and
                                                               Lillian Lanckowski
                                                               4 Delford Drive
                                                               Town Bank, NJ 08204

Delaware Tax-Free                                              Donaldson Lufkin Jenrette                     17,890        28.94%
New Jersey Fund                                                Securities Corporation, Inc.
Class C Shares                                                 P.O. Box 2052
                                                               Jersey City, NJ 07303

                                                               Paine Webber for the benefit of                7,336        11.87%
                                                               Robert C. Crosson as Trustee
                                                               For Robert C. Crosson Trust
                                                               312 Commodore Bay
                                                               1100 Ocean Drive
                                                               Avalon, NJ 08202

                                                               Frank Calderone                                6,947        11.24%
                                                               Angela Calderone
                                                               4 Queens Lane
                                                               Wayne, NJ 07470

------------------------------------------------------------------------------------------------------------------------------------
Fund/Class                                                           Name and Address of Account          Share Amount   Percentage
------------------------------------------------------------------------------------------------------------------------------------
                                                               Paine Webber for the benefit of                5,790         9.37%
                                                               Ellen J. Crosson as Trustee
                                                               For Ellen J. Crosson Trust
                                                               312 Commodore Bay
                                                               1100 Ocean Drive
                                                               Avalon, NJ 08202

                                                               Paine Webber for the benefit of                4,673         7.56%
                                                               Sara P. Badger
                                                               7 Crestview Drive
                                                               Somers Point, NJ 08244

                                                               Merrill Lynch, Pierce, Fenner & Smith          3,848         6.23%
                                                               For the Sole Benefit of its Customers
                                                               Attn: Fund Administration
                                                               4800 Dear Lake Drive East, 2nd Floor
                                                               Jacksonville, FL 32246

                                                               Earle W. Cunningham and                        3,579         5.79%
                                                               Ruth Cunningham JT WROS
                                                               8 Olcott Street
                                                               Somerset, NJ 08873

                                                               Paine Webber for the benefit of                3,341         5.40%
                                                               G. Paul Foerste
                                                               PO Box 3321
                                                               Weehawken, NJ 07087

Delaware Tax-Free                                              Merrill Lynch, Pierce, Fenner & Smith        304,722        15.70%
New Mexico Fund                                                For the Sole Benefit of its Customers
Class A Shares                                                 Attn: Fund Administration
                                                               4800 Deer Lake Drive East, Second Floor
                                                               Jacksonville, FL 32246

                                                               Dean Witter FBO                              153,884         7.93%
                                                               Ben Lanford
                                                               PO Box 250
                                                               New York, NY 10008

                                                               Donaldson Lufkin Jenrette Securities         103,596         5.34%
                                                               Corporation, Inc.
                                                               P.O. Box 2052
                                                               Jersey City, NJ 07303

Delaware Tax-Free                                              Dean Witter                                   18,462         7.68%
New Mexico Fund                                                For the Benefit of
Class B Shares                                                 Helen G. Elsbernd, Trustee
                                                               P.O. Box 250
                                                               Church Street Station
                                                               New York, NY 10008

                                                               Legg Mason Wood Walker, Inc.                  13,181         5.48%
                                                               P.O. Box 1476
                                                               Baltimore, MD 21203

                                       28

------------------------------------------------------------------------------------------------------------------------------------
Fund/Class                                                     Name and Address of Account                Share Amount   Percentage
------------------------------------------------------------------------------------------------------------------------------------
                                                  Nancy Lightfoot Watson                                     12,056         5.01%
                                                  1750 Walden Drive
                                                  Las Cruces, NM 88001

Delaware Tax-Free                                 Donaldson Lufkin Jenrette                                   7,875        13.57%
New Mexico Fund                                   Securities Corporation, Inc.
Class C Shares                                    P.O. Box 2052
                                                  Jersey City, NJ 07303

                                                  Wells Fargo Investments LLC                                 7,561        13.03%
                                                  Account 1468-7928
                                                  420 Montgomery Street
                                                  San Francisco, CA 94104

                                                  E* Trade Securities Inc.                                    6,513        11.22%
                                                  Helen F. Slavin
                                                  PO Box 989030
                                                  W. Sacramento, CA 95798

                                                  A.G. Edwards & Sons Inc. FBO                                5,023         8.65%
                                                  Luella Keyes, Trustee
                                                  Luella Keyes Revocable
                                                  A/C 0295-044748
                                                  One North Jefferson
                                                  St. Louis, MO 63103

                                                  Title Services, Inc.                                        4,241         7.31%
                                                  Attn: Bob Harris
                                                  P.O. Box 696
                                                  Raton, NM 87740

                                                  R. Harold Wingo                                             4,098         7.06%
                                                  Ethel J. Wingo JT TEN
                                                  TOD David N. Wingo & Raymond M. Wingo
                                                  725 Collier Avenue
                                                  Raton, NM 87740

                                                  Donaldson Lufkin Jenrette Securities Corporation Inc        3,312         5.71%
                                                  P.O. Box 2052
                                                  Jersey City, NJ 07303

                                                  Wells Fargo Investments LLC                                 3,304         5.69%
                                                  Account 2880-6093
                                                  420 Montgomery Street
                                                  San Francisco, CA 94104

Delaware Tax-Free                                 Wilkota and Company                                       189,649         9.72%
North Dakota Fund                                 1st National Bank & Trust Co. of Williston
Class A Shares                                    P.O. Box 1827
                                                  Williston, ND 58802

Delaware Tax-Free                                 Edward D. Jones & Co F/A/O                                  9,298         9.48%
North Dakota Fund                                 Arthur N. Lee
Class B Shares                                    P.O. Box 2500
                                                  Maryland Heights, MO 63043

------------------------------------------------------------------------------------------------------------------------------------
Fund/Class                                                    Name and Address of Account                 Share Amount   Percentage
------------------------------------------------------------------------------------------------------------------------------------
                                                Dain Rauscher Incorporated FBO                                7,597         7.74%
                                                Sandra J. Boehler
                                                T/O/D Account
                                                1721 Rose Creek Parkway E
                                                Fargo, ND 58104

                                                Merrill Lynch, Pierce, Fenner & Smith                         6,897         7.03%
                                                For the Sole Benefit of its Customers
                                                Attn: Fund Administration
                                                4800 Dear Lake Drive East, 2nd Floor
                                                Jacksonville, FL 32246

                                                Arnold Eid                                                    6,211         6.33%
                                                401 6th Avenue, #203
                                                Fargo, ND 58102

                                                Information System Corp.                                      4,941         5.04%
                                                3210 Fiechtner Drive
                                                P.O. Box 9040
                                                Fargo, ND 58106

Delaware Tax-Free                               Merrill Lynch, Pierce, Fenner & Smith                        28,977        91.23%
North Dakota Fund                               For the Sole Benefit of its Customers
Class C Shares                                  Attn: Fund Administration
                                                4800 Deer Lake Drive East, Second Floor
                                                Jacksonville, FL 32246

                                                Jacob N. Gust                                                 2,788         8.78%
                                                Barbara A. Olive JT TEN
                                                4614 81st N
                                                Fargo, ND 58102

Delaware Tax-Free                               Salomon Smith Barney                                        394,252        13.06%
Wisconsin Fund                                  333 West 34th Street, Third Floor
Class A Shares                                  New York, NY 10001

Delaware Tax-Free                               MLPF&S For The Sole Benefit                                  34,000        10.62%
Wisconsin Fund                                  of Its Customers Sec #97GC4
Class B Shares                                  Attn: Fund Administration
                                                4800 Deer Lake Drive, Second Floor
                                                Jacksonville, FL 32246

Delaware Tax-Free                               First Clearing Corporation                                   35,292        17.57%
Wisconsin Fund                                  Alan R. Hyman & Harriet S. Hyman
Class C Shares                                  1244 Dartmouth Road
                                                Madison, WI 53705

                                                Donaldson Lufkin Jenrette Securities Corporation, Inc.       13,467         6.71%
                                                P.O. Box 2052
                                                Jersey City, NJ 07303

                                                First Clearing Corporation                                   13,364         6.66%
                                                Douglas G. Tompkins
                                                73443 Boxthorn Lane
                                                Palm Desert, CA 92260

------------------------------------------------------------------------------------------------------------------------------------
Fund/Class                                                           Name and Address of Account          Share Amount   Percentage
------------------------------------------------------------------------------------------------------------------------------------
                                                               First Clearing Corporation                    12,902         6.43%
                                                               Norris L. Tibbetts
                                                               13 Veblen Place
                                                               Madison, WI 53705

                                                               First Clearing Corporation                    10,299         5.13%
                                                               Elizabeth C. Bunge Trust
                                                               481 Togstad Glen
                                                               Madison, WI 53711

                                                               First Clearing Corporation                    10,171         5.06%
                                                               Robert T. Frise and Ruth S. Frise Trust
                                                               1235 Moorings Drive
                                                               La Crosse, WI 54603

  Lincoln National Life Insurance Co. ("Lincoln National") owns of record 25.35% and 25.09% of the Montana Fund and the New Jersey Fund, respectively. For purposes of the 1940 Act, Lincoln National is therefore deemed to have a controlling interest in those Funds. Lincoln National is an Indiana corporation with its principal offices located at Fort Wayne, Indiana.

  On the Record Date, the officers and trustees of the Company, as a group, owned less than 1% of the outstanding voting shares of each class of the USA Fund.

  To the best knowledge of the USA Fund, as of the Record Date, no person, except as set forth in the table below, owned of record 5% or more of the outstanding voting shares of each class of the USA Fund. The USA Fund has no knowledge of beneficial ownership.

------------------------------------------------------------------------------------------------------------------------------------
Fund/Class                                                           Name and Address of Account          Share Amount   Percentage
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free USA Fund                                             Merrill Lynch, Pierce, Fenner & Smith         269,203        11.94%
B Class                                                       For the sole benefit of its customers
                                                              Attn: Fund Administration SEC #97D23
                                                              4800 Deer Lake Drive East, Second Floor
                                                              Jacksonville, FL 32246-6484

Tax-Free USA Fund                                             Merrill Lynch, Pierce, Fenner & Smith          34,882        21.36%
C Class                                                       For the sole benefit of its customers
                                                              Attn: Fund Administration SEC #97H07
                                                              4800 Deer Lake Drive East, Second Floor
                                                              Jacksonville, FL 32246-6484

                                                              Master Builders and Specialists Inc.           10,212         6.25%
                                                              216 South Pierce Street
                                                              Lafayette, LA 70501

                                                              Dean Witter                                     9,535         5.84%
                                                              For the benefit of Maurice M. Mullendore
                                                              P.O. Box 250
                                                              Church Street Station
                                                              New York, NY 10008-0250

                                  EXHIBITS TO

                        JOINT PROXY STATEMENT/PROSPECTUS
Exhibit
-------
   A Form of Plan of Reorganization between each State Fund's Trust (on behalf of the State Fund) and Delaware Group Tax-Free Fund (on behalf of Delaware Tax-Free USA Fund)

   B Prospectus of Delaware Tax-Free USA Fund, dated October 30, 2000, incorporated by reference from Post-Effective Amendment No. 27 filed 10/27/00.

   C Annual Report to Shareholders of Delaware Tax-Free USA Fund, for fiscal year ended August 31, 2000, incorporated by reference from N-30D filed 10/27/00.

                                                                      EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

  AGREEMENT AND PLAN OF REORGANIZATION, made as of this ___ day of ________ 2001, by and between Delaware Group [ ] (the "[Surviving] Trust"), a business trust created under the laws of the State of Delaware, with its principal place of EXHIBIT A business at 3400 One Commerce Square, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware [ ] Fund ("[Surviving] Fund"), and [Delaware Group/Voyageur] [ ] [Fund/Trust] (the "[Target] Trust"), a business trust created under the laws of the State of Delaware, with its principal place of business also at One Commerce Square, 34th Floor, Philadelphia, Pennsylvania 19103, on behalf of its series Delaware [ ] Fund ("[Target] Fund") .

                             PLAN OF REORGANIZATION

  The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by the [Surviving] Trust on behalf of the [Surviving] Fund of substantially all of the property, assets and goodwill of the [Target] Fund in exchange solely for shares of beneficial interest, no par value, of the [Surviving] Fund - Class A ("[Surviving] Fund Class A Shares"), shares of beneficial interest, no par value, of the [Surviving] Fund - Class B ("[Surviving] Fund Class B Shares"), [and] shares of beneficial interest, no par value, of the [Surviving] Fund - Class C shares ("[Surviving] Fund Class C Shares"), [and shares of beneficial interest, no par value of the [Surviving] Fund - Institutional Class ("[Surviving] Fund Institutional Class Shares")], and the assumption by the [Surviving] Trust on behalf of the [Surviving] Fund of all of the liabilities of the [Target] Fund; (ii) the distribution of (a) [Surviving] Fund Class A shares to the shareholders of [Target] Fund - Class A Shares ("[Target] Fund Class A Shares"), (b) [Surviving] Fund Class B Shares to the shareholders of [Target] Fund - Class B Shares ("[Target] Fund Class B Shares"), [and] (c) [Surviving] Fund Class C Shares to the shareholders of [Target] Fund - Class C Shares ("[Target] Fund Class C Shares") [, and (d) [Surviving] Fund Institutional Class Shares to the shareholders of [Target] Fund
- Institutional Class Shares ("[Target] Fund Institutional Class Shares")], according to their respective interests in complete liquidation of the [Target] Fund; and (iii) the dissolution of the [Target] Fund as soon as practicable after the closing (as referenced in Section 3, hereof, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement and Plan of Reorganization ("Agreement") hereinafter set forth.

                                   AGREEMENT

  In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

  1. Sale and Transfer of Assets and Liabilities, Liquidation and Dissolution of the [Target] Fund

     (a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the [Surviving] Trust herein contained, and in consideration of the delivery by the [Surviving] Trust of the number of its shares of beneficial interest of the [Surviving] Fund hereinafter provided, the [Target] Trust, on behalf of the [Target] Fund, agrees that it will sell, convey, transfer and deliver to the [Surviving] Trust, on behalf of the [Surviving] Fund, at the Closing provided for in Section 3, all of the liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise ("Liabilities") and the assets of the [Target] Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof, hereinafter called the "Valuation Date"), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that the [Target] Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the [Target] Fund's costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the [Target] Fund as liability reserves, (2) to discharge all of the [Target] Fund's Liabilities on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (3) to pay such contingent liabilities as the trustees of the [Target] Trust shall reasonably deem to exist against the [Target] Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the [Target] Fund (hereinafter "Net Assets"). The [Target] Trust, on behalf of the [Target] Fund, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The [Target] Trust agrees to use commercially reasonable efforts to identify all of the

[Target] Fund's Liabilities prior to the Valuation Date and to discharge all such known Liabilities on or prior to the Valuation Date.

     (b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the [Target] Trust herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the [Surviving] Trust agrees at the Closing to assume the Liabilities, on behalf of the [Surviving] Fund, and to deliver to the [Target] Fund: (i) the number of [Surviving] Fund Class A Shares, determined by dividing the net asset value per share of [Surviving] Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of [Target] Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the [Target] Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of [Surviving] Fund Class B Shares, determined by dividing the net asset value per share of [Surviving] Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of [Target] Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of [Target] Fund Class B Shares as of Close of Business on the Valuation Date; [and] (iii) the number of [Surviving] Fund Class C Shares, determined by dividing the net asset value per share of [Surviving] Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of [Target] Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of [Target] Fund Class C Shares as of Close of Business on the Valuation Date [.][; and (iv) the number of [Surviving] Fund Institutional Class Shares, determined by dividing the net asset value per share of [Surviving] Fund Institutional Class Shares as of Close of Business on the Valuation Date by the net asset value per share of [Target] Fund Institutional Class Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of [Target] Fund Institutional Class Shares as of Close of Business on the Valuation Date.] All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

     (c) As soon as practicable following the Closing, the [Target] Fund shall dissolve and distribute pro rata to its shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the [Surviving] Fund received by the [Target] Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the [Surviving] Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the [Target] Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the [Surviving] Fund shall be carried to the third decimal place. No certificates representing shares of beneficial interest of the [Surviving] Fund will be issued to shareholders of the [Target] Fund Shares irrespective of whether such shareholders hold their shares in certificated form.

              [If certificates are outstanding add the following:

     (d) At the Closing, each shareholder of record of the [Target] Trust shall be entitled to surrender the same to the transfer agent for the [Surviving] Trust and request in exchange therefor a certificate or certificates representing the number of whole shares of beneficial interest of the class of [Surviving] Fund shares into which the corresponding shares of beneficial interest of the [Target] Fund theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for fractional shares of beneficial interest of the [Surviving] Trust shall not be issued, but such fractional shares shall continue to be carried by the [Surviving] Trust in book entry form for the account of such shareholder. Until so surrendered, each outstanding certificate, which, prior to Closing, represented shares of beneficial interest of the [Target] Fund, shall be deemed for all [Surviving] Fund purposes to evidence ownership of the number of shares of beneficial interest of the [Surviving] Fund into which the shares of beneficial interest of the [Target] Fund (which prior to Closing were represented thereby) have been converted.]

     (e) At the Closing, each shareholder of record of the [Target] Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the [Target] Fund that such person had on such Distribution Record Date.

  2. Valuation

     (a) The value of the [Target] Fund's Net Assets to be acquired by the [Surviving] Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the [Target] Fund's currently effective prospectus and statement of additional information.

     (b) The net asset value of a share of beneficial interest of the [Surviving] Fund Class A Shares, [Surviving] Fund Class B Shares, [and] [Surviving] Fund Class C Shares [, and [Surviving] Fund Institutional Class Shares] shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the [Surviving] Fund's currently effective prospectus and statement of additional information.

     (c) The net asset value of a share of beneficial interest of the [Target] Fund Class A Shares, [Target] Fund Class B Shares, [and] [Target] Fund Class C Shares [, and [Target] Fund Institutional Class Shares] shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the [Target] Fund's currently effective prospectus and statement of additional information.

  3. Closing and Valuation Date

   The Valuation Date shall be July 19, 2001, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of the [Surviving] Trust, 3400 One Commerce Square, Philadelphia, Pennsylvania 19103 at approximately 9:00 a.m. Eastern time on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the [Surviving] Trust or [Target] Trust, accurate appraisal of the value of the net assets of the [Target] Fund or the [Surviving] Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the [Target] Fund and the [Surviving] Fund is practicable in the judgment of the [Surviving] Trust and [Target] Trust. The [Target] Trust shall have provided for delivery as of the Closing of those Net Assets of the [Target] Fund to be transferred to the [Surviving Fund's] Custodian, [Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15258] [The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245] [Norwest Bank Minnesota, N.A., Sixth Street & Marquette Avenue, Minneapolis, MN 55402]. Also, the [Target] Trust shall deliver at the Closing a list of names and addresses of the shareholders of record of its [Target] Fund Shares, and the number of shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The [Surviving] Trust shall issue and deliver a certificate or certificates evidencing the shares of the [Surviving] Fund to be delivered at the Closing to said transfer agent registered in such manner as the [Target] Trust may request, or provide evidence satisfactory to the [Target] Trust that such shares of beneficial interest of the [Surviving] Fund have been registered in an open account on the books of the [Surviving] Fund in such manner as the [Target] Trust may request.

  4. Representations and Warranties by the [Target] Trust

   The [Target] Trust represents and warrants to the [Surviving] Trust that:

     (a) The [Target] Trust is a business trust created under the laws of the [State of Delaware] [Commonwealth of Massachusetts] on [December 17, 1998] [September 17, 1991], and is validly existing and in good standing under the laws of that [State] [Commonwealth]. The [Target] Trust, of which the [Target] Fund is a [diversified] [non-diversified] separate series, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

     (b) The [Target] Trust is authorized to issue an unlimited number of shares of beneficial interest of the [Target] Fund, without par value. Each outstanding share of the [Target] Fund is duly and validly issued, fully paid, non-assessable and has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is fully transferable.

     (c) The financial statements appearing in the [Target] Fund Annual Report to Shareholders for the fiscal year ended [February 28/April 30, 2001] [July 31/ August 31/October 31/November 30, 2000], audited by Ernest & Young, LLP, copies of which have been delivered to the [Surviving] Trust, fairly present the financial position of the [Target] Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of the [Target] Fund made available to the [Surviving] Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the [Target] Fund.

     (e) The statement of assets and liabilities to be furnished by the [Target] Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the [Surviving] Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the [Target] Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (f) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (g) The [Target] Trust has the necessary power and authority to conduct its business and the business of the [Target] Fund as such businesses are now being conducted.

     (h) The [Target] Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement and Plan of Reorganization.

     (i) The [Target] Trust has full power and authority to enter into and perform its obligations under this Agreement, subject to approval of the Plan of Reorganization by the [Target] Fund's shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been duly and validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

     (j) Neither the [Target] Trust nor the [Target] Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

     (k) The [Target] Trust does not have any unamortized or unpaid organizational fees or expenses.

     (l) The [Target] Fund has since its inception satisfied, will at the Closing satisfy, and consummation of the transactions contemplated by this Agreement will not cause it to fail to satisfy, for any period, the requirements of Subchapter M of the Code relating to qualification as a regulated investment company.

  5. Representations and Warranties by the [Surviving] Trust

   The [Surviving] Trust represents and warrants to the [Target] Trust that:

     (a) The [Surviving] Trust is a business trust created under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of that State. The [Surviving] Trust, of which the [Surviving] Fund is a [diversified] [non-diversified] separate series of shares, is duly registered under the 1940 Act, as an open-end, management investment company, such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

     (b) The [Surviving] Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the [Surviving] Fund. Each outstanding share of the [Surviving] Fund is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is fully transferable. The shares of beneficial interest of the [Surviving] Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be duly and validly issued and fully paid and non-assessable, fully transferable and have full voting rights.

     (c) At the Closing, each class of shares of beneficial interest of the [Surviving] Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the [Target] Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

     (d) The statement of assets and liabilities of the [Surviving] Fund to be furnished by the [Surviving] Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the [Surviving] Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the [Surviving] Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (e) At the Closing, the [Surviving] Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (f) The [Surviving] Trust has the necessary power and authority to conduct its business and the business of the [Surviving] Fund as such businesses are now being conducted.

     (g) The [Surviving] Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

     (h) The [Surviving] Trust has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly and validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject to enforcement to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

     (i) Neither the [Surviving] Trust nor the [Surviving] Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Code.

     (j) The books and records of the [Surviving] Fund made available to the [Target] Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the [Surviving] Fund.

     (k) The [Surviving] Fund has since its inception satisfied, will at the Closing satisfy, and consummation of the transactions contemplated by this Agreement will not cause it to fail to satisfy, for any period, the requirements of Subchapter M of the Code relating to qualification as a regulated investment company.

  6. Representations and Warranties by the [Target] Trust and the [Surviving] Trust

   The [Target] Trust and the [Surviving] Trust each represents and warrants to the other that:

     (a) There are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

     (b) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

     (c) It has duly and timely filed, on behalf of the [Target] Fund or the [Surviving] Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by such [Target] Fund or [Surviving] Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by such [Target] Fund or [Surviving] Fund. On behalf of the [Target] Fund or the [Surviving] Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the [Target] Fund or [Surviving] Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the [Target] Fund or [Surviving] Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of the [Target] Fund or [Surviving] Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the [Target] Fund or [Surviving] Fund, as appropriate.

     (d) All information provided to the [Target] Trust by the [Surviving] Trust, and by the [Target] Trust to the [Surviving] Trust, for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Agreement pursuant to which approval of the [Target] shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

     (e) Except in the case of the [Target] Trust with respect to the approval of the [Target] Fund's shareholders of the Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or [Delaware] [Massachusetts] business trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

  7. Covenants of the [Target] Trust

     (a) The [Target] Trust covenants to operate business of the [Target] Fund as presently conducted between the date hereof and the Closing.

     (b) The [Target] Trust undertakes that the [Target] Fund will not acquire the shares of beneficial interest of the [Surviving] Fund for the purpose of making distributions thereof other than to the [Target] Fund's shareholders.

     (c) The [Target] Trust covenants that by the Closing, all of the [Target] Fund's federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

     (d) The [Target] Trust will at the Closing provide the [Surviving] Trust with:

           (1) A statement of the respective tax basis of all investments to be transferred by the [Target] Fund to the [Surviving] Fund.

           (2) A copy of the shareholder ledger accounts for all of the shareholders of record of the [Target] Fund's shares as of the Close of Business on the Valuation Date, who are to become holders of the [Surviving] Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

     (e) The [Target] Trust agrees to mail to each shareholder of record entitled to vote at the meeting of shareholders at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

     (f) The [Target] Trust shall supply to the [Surviving] Trust, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.

  8. Covenants of the [Surviving] Trust

     (a) The [Surviving] Trust covenants that the shares of beneficial interest of the [Surviving] Fund to be issued and delivered to the [Target] Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, duly and validly issued, and fully paid and non-assessable, and no shareholder of the [Surviving] Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

     (b) The [Surviving] Trust covenants to operate the business of the [Surviving] Fund as presently conducted between the date hereof and the Closing.

     (c) The [Surviving] Trust covenants that by the Closing, all of the [Surviving] Fund's federal and other tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

     (d) The [Surviving] Trust shall supply to the [Target] Trust, at the Closing, the statement of assets and liabilities described in Section 5(d) of this Agreement in conformity with the requirements described in such Section.

     (e) The [Surviving] Trust will file with the United States Securities and Exchange Commission (the "Commission") a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the shares of beneficial interest of the [Surviving] Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the [Target] Fund's shareholders' meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

  9. Conditions Precedent to be Fulfilled by the [Target] Trust and the [Surviving] Trust

     The obligations of the [Target] Trust and the [Surviving] Trust to effectuate this Agreement and the Plan of Reorganization hereunder shall be subject to the following respective conditions:

     (a) That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

     (b) That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party's Board of Trustees, certified by the Secretary or equivalent officer.

     (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

     (d) That this Agreement and the Plan of Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the [Target] Fund at an annual or special meeting or any adjournment thereof.

     (e) That the [Target] Fund shall have declared a distribution or distributions prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

     (f) That prior to or at the Closing, the [Target] Trust and the [Surviving] Trust shall receive an opinion from Stradley, Ronon, Stevens & Young, LLP ("SRSY") to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and in accordance with customary representations provided by the [Target] Trust and the [Surviving] Trust in certificates delivered to SRSY:

           (1) The acquisition by the [Surviving] Fund of substantially all of the assets and the assumption of the liabilities of the [Target] Fund in exchange solely for the [Surviving] Fund shares to be issued pursuant to
     Section 1 hereof, followed by the distribution by the [Target] Fund to its shareholders of the [Surviving] Fund shares in complete liquidation of the [Target] Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the [Surviving] Fund and the [Target] Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

           (2) No gain or loss will be recognized by the [Target] Fund upon the transfer of substantially all of its assets to and the assumption of the liabilities by the [Target] Fund in exchange solely for the voting shares of the [Surviving] Fund (to be issued in accordance with Section 1 hereof) under to Section 361(a) and Section 357(a) of the Code;

           (3) No gain or loss will be recognized by the [Surviving] Fund upon the receipt by it of substantially all of the assets and the assumption of the liabilities of the [Target] Fund in exchange solely for the voting shares of the [Surviving] Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

           (4) No gain or loss will be recognized by the [Target] Fund upon the distribution of the [Surviving] Fund shares to the [Target] Fund shareholders in accordance with Section 1 hereof in liquidation of the [Target] Fund under Section 361(c)(1) of the Code.

           (5) The basis of the assets of the [Target] Fund received by the [Surviving] Fund will be the same as the basis of such assets to the [Target] Fund immediately prior to the exchange under Section 362(b) of the Code;

           (6) The holding period of the assets of the [Target] Fund received by the [Target] Fund will include the period during which such assets were held by the [Target] Fund under Section 1223(2) of the Code;

           (7) No gain or loss will be recognized by the shareholders of the [Target] Fund upon the exchange of their shares in the [Target] Fund for the voting shares (including fractional shares to which they may be entitled) of the [Surviving] Fund (to be issued in accordance with
     Section 1 hereof) under Section 354(a) of the Code;

           (8) The basis of the [Surviving] Fund shares received by the [Target] Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the [Target] Fund exchanged therefor under Section 358(a)(1) of the Code;

           (9) The holding period of the [Surviving] Fund's shares received by the [Target] Fund's shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the [Target] Fund's shares surrendered in exchange therefor, provided that the [Target] Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

           (10) The [Surviving] Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the "Treasury Regulations")) the items of the [Target] Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

     (g) That the [Surviving] Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the [Target] Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

           (1) The [Target] Trust was created as a business trust under the laws of the [State of Delaware] [Commonwealth of Massachusetts] on [December 17, 1998] [September 17, 1991], and is validly existing and in good standing under the laws of the [State of Delaware] [Commonwealth of Massachusetts];

           (2) The [Target] Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the [Target] Trust and of the [Target] Fund. Assuming that the initial shares of beneficial interest of the [Target] Fund were issued in accordance with the 1940
     Act, and the Agreement and Declaration of Trust and By-Laws of the [Target] Trust, and that all other such outstanding shares of the [Target] Fund were sold, issued and paid for in accordance with the terms of the [Target] Fund prospectus in effect at the time of such sales, each such outstanding share is duly and validly issued, fully paid, non-assessable, and except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is fully transferable and has full voting rights;

           (3) The [Target] Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

           (4) Except as disclosed in the [Target] Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the [Target] Trust, the unfavorable outcome of which would materially and adversely affect the [Target] Trust or the [Target] Fund;

           (5) To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the [Target] Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and [Delaware] [Massachusetts] laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

           (6) Neither the execution, delivery nor performance of this Agreement by the [Target] Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the [Target] Trust is a party or by which the [Target] Trust is otherwise bound; and

           (7) This Agreement has been duly and validly authorized, executed and delivered by the [Target] Trust and represents the legal, valid and binding obligation of the [Target] Trust and is enforceable against the [Target] Trust in accordance with its terms.

     In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the [Target] Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the [Target] Trust.

     (h) That the [Target] Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the [Surviving] Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

           (1) The [Surviving] Trust was created as a business trust under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of the State of Delaware;

           (2) The [Surviving] Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value. Assuming that the initial shares of beneficial interest of the [Surviving] Fund were issued in accordance with the 1940 Act and the [Surviving] Trust's Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the [Surviving] Fund were sold, issued and paid for in accordance with the terms of the [Surviving] Fund's prospectus in effect at the time of such sales, each such outstanding share is duly and validly issued, fully paid, non-assessable, freely transferable and has full voting rights;

           (3) The [Surviving] Trust is an open-end investment company of the management type registered as such under the 1940 Act;

           (4) Except as disclosed in the [Surviving] Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the [Surviving] Trust, the unfavorable outcome of which would materially and adversely affect the [Surviving] Trust or the [Surviving] Fund;

           (5) The shares of beneficial interest of the [Surviving] Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been duly and validly issued and fully paid and will be non-assessable by the [Surviving] Trust or the [Surviving] Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

           (6) To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the [Surviving] Trust of the transactions contemplated by this

     Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

           (7) Neither the execution, delivery nor performance of this Agreement by the [Surviving] Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the [Surviving] Trust is a party or by which the [Surviving] Trust is otherwise bound; and

           (8) This Agreement has been duly and validly authorized, executed and delivered by the [Surviving] Trust and represents the legal, valid and binding obligation of the [Surviving] Trust and is enforceable against the [Surviving] Trust in accordance with its terms.

     In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the [Surviving] Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the [Surviving] Trust.

     (i) That the [Surviving] Trust's Registration Statement with respect to the shares of beneficial interest of the [Surviving] Fund to be delivered to the [Target] Fund's shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (j) That the shares of beneficial interest of the [Surviving] Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the [Surviving] Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each [Target] Fund shareholder.

     (k) That at the Closing, the [Target] Trust, on behalf of the [Target] Fund, transfers to the [Surviving] Fund aggregate Net Assets of the [Target] Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the [Target] Fund at the Close of Business on the Valuation Date.

  10. Fees and Expenses; Other Agreements

     (a) The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne one-quarter by the [Target] Fund, one-quarter by the [Surviving] Fund, one-quarter by the [Target Fund's Adviser], and one-quarter by the [Surviving Fund's Adviser].

     (b) Any other provision of this Agreement to the contrary notwithstanding, any liability of the [Target] Trust under this Agreement with respect to any series of the [Target] Trust, or in connection with the transactions contemplated herein with respect to any series of the [Target] Trust, shall be discharged only out of the assets of that series of the [Target] Trust, and no other series of the [Target] Trust shall be liable with respect thereto.

  11. Termination; Waiver; Order

     (a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Plan of Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the [Target] Fund) prior to the Closing as follows:

           (1) by mutual consent of the [Target] Trust and the [Surviving]
     Trust;

           (2) by the [Surviving] Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the [Surviving] Trust; or

           (3) by the [Target] Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the [Target] Trust.

     (b) If the transactions contemplated by this Agreement have not been consummated by ________ ___, 2001, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both the [Target] Trust and the [Surviving] Trust.

     (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the [Target] Trust or the [Surviving] Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

     (d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either the [Target] Trust or the [Surviving] Trust, respectively (whichever is entitled to the benefit thereof).

     (e) The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan of Reorganization.

     (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the [Target] Trust or the Board of Trustees of the [Surviving] Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the [Target] Fund, unless such further vote is required by applicable law, or by mutual consent of the parties.

  12. Final Tax Returns and Forms 1099 of the [Target] Fund

     (a) After the Closing, the [Target] Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the [Target] Trust with respect to the [Target] Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

     (b) Notwithstanding the provisions of Section 1 hereof, any expenses incurred by the [Target] Trust or the [Target] Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the [Target] Fund to the extent such expenses have been or should have been accrued by the [Target] Fund in the ordinary course without regard to the Plan of Reorganization contemplated by this Agreement; any excess expenses shall be borne by [(typically) a third party other than the [Surviving] Trust or the [Target] Trust or their respective series] at the time such Tax returns and Forms 1099 are prepared.

  13. Cooperation and Exchange of Information

     The [Surviving] Trust and the [Target] Trust will provide each other and their respective representatives with such cooperation and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters of the [Target] Fund and [Surviving] Fund for its taxable period first ending after the Closing and for all prior taxable periods.

  14. Entire Agreement and Amendments

     This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

  15. Counterparts

     This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

  16. Notices

     Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the [Target] Trust or the [Surviving] Trust at 3400 One Commerce Square, Philadelphia, PA 19103, Attention: Secretary.

  17. Governing Law

   This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

  18. Effect of Facsimile Signature

     A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

     IN WITNESS WHEREOF, the [Target] Trust and the [Surviving] Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.


                                       [Target] Trust, on behalf of the
                                       [Target] Fund



                                       By: _________________________

                                       Title:________________________



                                       [Surviving] Trust, on behalf of the
                                       [Surviving] Fund



                                       By:__________________________

                                       Title:_________________________

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            Please fold and detach card at perforation before mailing


                  SPECIAL SHAREHOLDER MEETING -- JULY 26, 2001

           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoints David K. Downes, Richard J. Flannery and Richelle S. Maestro, or any of them, each with the right of substitution, proxies of the undersigned at the Special Meeting of Shareholders of the fund named above (the "Fund") a series of the Trust (as defined in the proxy statement) to be held at the Crowne Plaza Hotel, 1800 Market Street, Philadelphia, Pennsylvania, on Thursday, July 26, 2001 at 11:00 A.M., Eastern time, or at any postponements or adjournments thereof, with all the powers which the undersigned would possess if personally present, and instructs them to vote upon any matters which may properly be acted upon at this meeting and specifically as indicated on the reverse side of this form. Please refer to the proxy statement for a discussion of these matters.

                                     Date _______________________ 2001

                                    THIS PROXY CARD IS ONLY VALID WHEN
                                    SIGNED AND DATED. TO SECURE THE LARGEST
                                    POSSIBLE REPRESENTATION AND AVOID THE
                                    ADDITIONAL EXPENSE TO THE FUND OF
                                    FURTHER SOLICITATION, PLEASE DATE AND SIGN.
                                 --------------------------------------------
                                 |                                          |
                                 |                                          |
                                 --------------------------------------------

                             Signature(s) (Joint Owners)(PLEASE SIGN WITHIN BOX)


                              PLEASE DATE AND SIGN NAME OR NAMES ABOVE AS
                              PRINTED ON THIS CARD TO AUTHORIZE THE VOTING OF YOUR SHARES AS INDICATED. WHERE SHARES ARE REGISTERED WITH JOINT OWNERS, ALL JOINT OWNERS SHOULD SIGN. PERSONS SIGNING AS EXECUTOR, ADMINISTRATOR, TRUSTEE OR OTHER REPRESENTATIVE SHOULD GIVE FULL TITLE AS SUCH.

                                                                            PC 1

            Please fold and detach card at perforation before mailing




Please fill in box as shown using black or blue ink or number 2 pencil.      [X]


BY SIGNING AND DATING THIS CARD, YOU AUTHORIZE THE PROXIES TO VOTE THE PROPOSAL AS MARKED, OR IF NOT MARKED, TO VOTE "FOR" THE PROPOSAL, AND TO USE THEIR DISCRETION TO VOTE ANY OTHER MATTER THAT MAY PROPERLY COME BEFORE THE MEETING, OR AT ANY POSTPONEMENT OR ADJOURNMENT THEREOF. PLEASE COMPLETE AND MAIL THIS CARD AT ONCE IN THE ENCLOSED ENVELOPE.

                                                                  FOR     AGAINST    ABSTAIN
1. To approve or disapprove an Agreement and Plan                  0         0          0
   of Reorganization between the Trust, on behalf
   of the Fund, and Delaware Group Tax-Free Fund,
   on behalf of Delaware Tax-Free USA Fund, that
   provides for:  (i) the acquisition of substantially
   all of the assets, subject to the liabilities, of
   the Fund in exchange for shares of the Delaware
   Tax-Free USA Fund; and (ii) the dissolution of the Fund

                                                                            PC 1

                                            YOUR PROXY VOTE IS IMPORTANT!


It's Fast and Convenient.

The accompanying materials outline important matters affecting your Delaware Investments Fund. Your vote is important so we want to make voting as fast, easy and convenient as possible. You can now vote through the Internet or telephone. Each method is generally available 24 hours a day and will ensure that your vote is confirmed and posted immediately.


DO NOT MAIL THE PROXY CARD IF YOU VOTE BY INTERNET OR TELEPHONE



To Vote By Internet:

o    Read the accompanying materials and have your Proxy Card at hand.
o    Go to website www.proxyweb.com or www.DelawareInvestments.com and click
                   ----------------    ---------------------------
     on "Proxy Voting".
o    Enter the Control Number found on your Proxy Card.
o    Follow the simple instructions.


To Vote By Telephone:

o    Read the accompanying materials and have your Proxy Card at hand.
o    Call toll-free 1.888.221.0697.
o    Enter the Control Number found on your Proxy Card.
o    Follow the simple Instructions.



                             Your Vote Is Important

                 If you have any questions, call 1.800.523.1918


Registered Shareholders

Part B
                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                          DELAWARE GROUP TAX-FREE FUND
                               Dated May 31, 2001


Acquisition of the Assets of the

DELAWARE TAX-FREE IOWA FUND and
DELAWARE MONTANA MUNICIPAL BOND FUND
DELAWARE TAX-FREE WISCONSIN FUND
(Each a series of Voyageur Mutual Funds)

DELAWARE TAX-FREE KANSAS FUND and
DELAWARE TAX-FREE NEW MEXICO FUND
(Each a series of Voyageur Investment Trust)

DELAWARE TAX-FREE NORTH DAKOTA FUND
(A series of Voyageur Tax Free Funds)

DELAWARE TAX-FREE NEW JERSEY FUND
(A series of Delaware Group State Tax-Free Income Trust)


By and in exchange for shares of the
DELAWARE GROUP TAX-FREE USA FUND
(A series of Delaware Tax-Free Fund)

         This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets, subject to the liabilities, of the Delaware Tax-Free Iowa Fund, Delaware Montana Municipal Bond Fund, Delaware Tax-Free Kansas Fund, Delaware Tax-Free New Mexico Fund, Delaware Tax-Free North Dakota Fund, Delaware Tax-Free New Jersey Fund and Delaware Tax-Free Wisconsin Fund (together, the "State Funds") for shares of Delaware Tax-Free USA Fund (the "USA Fund".

         This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

          1.  Statement of Additional Information of Delaware Tax-Free USA
              Fund, dated October 30, 2000, incorporated by reference from Post-Effective Amendment No. 27 filed 10/27/00.

          2. Semi-Annual Report of Delaware Tax-Free USA Fund for the fiscal period ended February 28, 2001, incorporated by reference from N-30D filed 4/26/01.

          3. Joint Annual Report of Delaware Tax-Free Iowa, Kansas, Montana, North Dakota, and Wisconsin Funds for the fiscal year ended August 31, 2000, incorporated by reference from N-30D filed 10/30/00.

          4. Joint Semi-Annual Report of Delaware Tax-Free Iowa, Kansas, Montana, North Dakota, and Wisconsin Funds for the fiscal period ended February 28, 2001, incorporated by reference from N-30D filed 04/26/01.

          5. Joint Annual Report of Delaware Tax-Free New Mexico Fund (and others) for the fiscal year ended August 31, 2000, incorporated by reference from N-30D filed 10/30/00.

          6. Joint Semi-Annual Report of Delaware Tax-Free New Mexico Fund (and others) for the fiscal year ended February 28, 2001, incorporated by reference from N-30D filed 04/26/01.

          7. Annual Report of Delaware Tax-Free New Jersey Fund for the fiscal year ended February 28, 2001, incorporated by reference from N-30D filed 04/26/01.

         This SAI is not a prospectus; you should read this SAI in conjunction with the Joint Proxy Statement/Prospectus dated May 31, 2001, relating to the above-referenced transaction. You can request a copy of the Joint Proxy Statement/Prospectus by calling 1-800-523-1918 or by writing to the Delaware Tax-Free USA Fund, Attention: Account Services, 1818 Market Street, Philadelphia, PA 19103-3682.